UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Managed Income Fund

Institutional Shares | BLDIX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.38%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 5.14%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$10,246	$10,210	$10,057
Feb 15	$10,175	$10,114	$10,164
Mar 15	$10,208	$10,161	$10,149
Apr 15	$10,148	$10,124	$10,152
May 15	$10,089	$10,100	$10,175
Jun 15	$9,937	$9,990	$10,038
Jul 15	$9,992	$10,059	$10,150
Aug 15	$9,945	$10,045	$9,956
Sep 15	$9,970	$10,113	$9,929
Oct 15	$10,025	$10,114	$10,181
Nov 15	$9,985	$10,088	$10,172
Dec 15	$9,885	$10,055	$10,101
Jan 16	$9,982	$10,193	$10,047
Feb 16	$10,036	$10,266	$10,093
Mar 16	$10,281	$10,360	$10,364
Apr 16	$10,388	$10,400	$10,403
May 16	$10,380	$10,402	$10,461
Jun 16	$10,625	$10,589	$10,601
Jul 16	$10,778	$10,656	$10,765
Aug 16	$10,803	$10,644	$10,761
Sep 16	$10,773	$10,638	$10,757
Oct 16	$10,736	$10,556	$10,641
Nov 16	$10,722	$10,307	$10,583
Dec 16	$10,838	$10,321	$10,656
Jan 17	$10,887	$10,341	$10,731
Feb 17	$10,969	$10,411	$10,910
Mar 17	$10,975	$10,405	$10,910
Apr 17	$11,038	$10,486	$11,002
May 17	$11,099	$10,567	$11,108
Jun 17	$11,149	$10,556	$11,121
Jul 17	$11,234	$10,601	$11,223
Aug 17	$11,217	$10,696	$11,304
Sep 17	$11,290	$10,645	$11,336
Oct 17	$11,340	$10,652	$11,420
Nov 17	$11,335	$10,638	$11,515
Dec 17	$11,412	$10,687	$11,590
Jan 18	$11,486	$10,564	$11,696
Feb 18	$11,389	$10,464	$11,489
Mar 18	$11,372	$10,531	$11,453
Apr 18	$11,381	$10,452	$11,406
May 18	$11,387	$10,527	$11,546
Jun 18	$11,370	$10,514	$11,557
Jul 18	$11,500	$10,516	$11,688
Aug 18	$11,529	$10,584	$11,855
Sep 18	$11,570	$10,516	$11,822
Oct 18	$11,483	$10,433	$11,514
Nov 18	$11,435	$10,495	$11,632
Dec 18	$11,335	$10,688	$11,467
Jan 19	$11,595	$10,801	$11,828
Feb 19	$11,689	$10,795	$11,937
Mar 19	$11,783	$11,003	$12,167
Apr 19	$11,893	$11,005	$12,317
May 19	$11,880	$11,201	$12,235
Jun 19	$12,035	$11,341	$12,602
Jul 19	$12,093	$11,366	$12,675
Aug 19	$12,152	$11,661	$12,845
Sep 19	$12,199	$11,599	$12,869
Oct 19	$12,253	$11,634	$12,980
Nov 19	$12,325	$11,628	$13,117
Dec 19	$12,440	$11,620	$13,229
Jan 20	$12,500	$11,843	$13,406
Feb 20	$12,375	$12,056	$13,243
Mar 20	$11,492	$11,985	$12,698
Apr 20	$11,959	$12,198	$13,345
May 20	$12,220	$12,255	$13,579
Jun 20	$12,319	$12,332	$13,720
Jul 20	$12,585	$12,517	$14,095
Aug 20	$12,666	$12,416	$14,319
Sep 20	$12,602	$12,409	$14,151
Oct 20	$12,576	$12,353	$13,994
Nov 20	$12,989	$12,475	$14,549
Dec 20	$13,159	$12,492	$14,731
Jan 21	$13,139	$12,402	$14,613
Feb 21	$13,210	$12,223	$14,586
Mar 21	$13,281	$12,071	$14,650
Apr 21	$13,448	$12,166	$14,965
May 21	$13,532	$12,206	$15,031
Jun 21	$13,616	$12,291	$15,210
Jul 21	$13,677	$12,429	$15,438
Aug 21	$13,749	$12,405	$15,558
Sep 21	$13,664	$12,298	$15,247
Oct 21	$13,780	$12,294	$15,564
Nov 21	$13,668	$12,331	$15,564
Dec 21	$13,897	$12,299	$15,745
Jan 22	$13,634	$12,034	$15,263
Feb 22	$13,465	$11,900	$15,007
Mar 22	$13,431	$11,569	$14,882
Apr 22	$13,008	$11,130	$14,098
May 22	$12,946	$11,202	$14,169
Jun 22	$12,461	$11,026	$13,663
Jul 22	$12,959	$11,296	$14,274
Aug 22	$12,718	$10,977	$13,817
Sep 22	$12,104	$10,502	$13,018
Oct 22	$12,274	$10,366	$13,216
Nov 22	$12,747	$10,748	$13,778
Dec 22	$12,608	$10,699	$13,496
Jan 23	$13,157	$11,028	$14,041
Feb 23	$12,873	$10,743	$13,684
Mar 23	$13,128	$11,016	$14,078
Apr 23	$13,279	$11,083	$14,204
May 23	$13,093	$10,962	$14,114
Jun 23	$13,194	$10,923	$14,359
Jul 23	$13,316	$10,915	$14,490
Aug 23	$13,217	$10,846	$14,356
Sep 23	$12,942	$10,570	$13,895
Oct 23	$12,751	$10,403	$13,654
Nov 23	$13,401	$10,874	$14,461
Dec 23	$13,908	$11,291	$15,046
Jan 24	$13,956	$11,260	$15,093
Feb 24	$13,916	$11,101	$15,185
Mar 24	$14,114	$11,203	$15,430
Apr 24	$13,848	$10,920	$14,968
May 24	$14,078	$11,105	$15,368
Jun 24	$14,222	$11,210	$15,635
Jul 24	$14,551	$11,472	$15,948
Aug 24	$14,772	$11,637	$16,225
Sep 24	$14,949	$11,793	$16,481
Oct 24	$14,658	$11,500	$16,150
Nov 24	$14,899	$11,622	$16,554
Dec 24	$14,622	$11,432	$16,246

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	5.14%	3.29%	3.87%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Institutional Shares | BLDIX

Annual Shareholder Report — December 31, 2024

BLDIX-12/24-AR

BlackRock Managed Income Fund

Investor A Shares | BLADX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$64	0.63%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 4.88%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$9,833	$10,210	$10,057
Feb 15	$9,762	$10,114	$10,164
Mar 15	$9,791	$10,161	$10,149
Apr 15	$9,730	$10,124	$10,152
May 15	$9,681	$10,100	$10,175
Jun 15	$9,533	$9,990	$10,038
Jul 15	$9,573	$10,059	$10,150
Aug 15	$9,525	$10,045	$9,956
Sep 15	$9,546	$10,113	$9,929
Oct 15	$9,596	$10,114	$10,181
Nov 15	$9,556	$10,088	$10,172
Dec 15	$9,458	$10,055	$10,101
Jan 16	$9,548	$10,193	$10,047
Feb 16	$9,607	$10,266	$10,093
Mar 16	$9,829	$10,360	$10,364
Apr 16	$9,929	$10,400	$10,403
May 16	$9,919	$10,402	$10,461
Jun 16	$10,151	$10,589	$10,601
Jul 16	$10,294	$10,656	$10,765
Aug 16	$10,315	$10,644	$10,761
Sep 16	$10,284	$10,638	$10,757
Oct 16	$10,247	$10,556	$10,641
Nov 16	$10,232	$10,307	$10,583
Dec 16	$10,340	$10,321	$10,656
Jan 17	$10,385	$10,341	$10,731
Feb 17	$10,461	$10,411	$10,910
Mar 17	$10,464	$10,405	$10,910
Apr 17	$10,522	$10,486	$11,002
May 17	$10,578	$10,567	$11,108
Jun 17	$10,623	$10,556	$11,121
Jul 17	$10,702	$10,601	$11,223
Aug 17	$10,684	$10,696	$11,304
Sep 17	$10,751	$10,645	$11,336
Oct 17	$10,796	$10,652	$11,420
Nov 17	$10,789	$10,638	$11,515
Dec 17	$10,860	$10,687	$11,590
Jan 18	$10,928	$10,564	$11,696
Feb 18	$10,834	$10,464	$11,489
Mar 18	$10,816	$10,531	$11,453
Apr 18	$10,822	$10,452	$11,406
May 18	$10,825	$10,527	$11,546
Jun 18	$10,807	$10,514	$11,557
Jul 18	$10,928	$10,516	$11,688
Aug 18	$10,953	$10,584	$11,855
Sep 18	$10,990	$10,516	$11,822
Oct 18	$10,905	$10,433	$11,514
Nov 18	$10,857	$10,495	$11,632
Dec 18	$10,771	$10,688	$11,467
Jan 19	$11,004	$10,801	$11,828
Feb 19	$11,091	$10,795	$11,937
Mar 19	$11,178	$11,003	$12,167
Apr 19	$11,280	$11,005	$12,317
May 19	$11,265	$11,201	$12,235
Jun 19	$11,421	$11,341	$12,602
Jul 19	$11,462	$11,366	$12,675
Aug 19	$11,516	$11,661	$12,845
Sep 19	$11,558	$11,599	$12,869
Oct 19	$11,607	$11,634	$12,980
Nov 19	$11,672	$11,628	$13,117
Dec 19	$11,779	$11,620	$13,229
Jan 20	$11,834	$11,843	$13,406
Feb 20	$11,713	$12,056	$13,243
Mar 20	$10,875	$11,985	$12,698
Apr 20	$11,314	$12,198	$13,345
May 20	$11,559	$12,255	$13,579
Jun 20	$11,650	$12,332	$13,720
Jul 20	$11,899	$12,517	$14,095
Aug 20	$11,973	$12,416	$14,319
Sep 20	$11,910	$12,409	$14,151
Oct 20	$11,883	$12,353	$13,994
Nov 20	$12,271	$12,475	$14,549
Dec 20	$12,428	$12,492	$14,731
Jan 21	$12,408	$12,402	$14,613
Feb 21	$12,472	$12,223	$14,586
Mar 21	$12,536	$12,071	$14,650
Apr 21	$12,692	$12,166	$14,965
May 21	$12,768	$12,206	$15,031
Jun 21	$12,845	$12,291	$15,210
Jul 21	$12,900	$12,429	$15,438
Aug 21	$12,965	$12,405	$15,558
Sep 21	$12,883	$12,298	$15,247
Oct 21	$12,989	$12,294	$15,564
Nov 21	$12,882	$12,331	$15,564
Dec 21	$13,094	$12,299	$15,745
Jan 22	$12,844	$12,034	$15,263
Feb 22	$12,682	$11,900	$15,007
Mar 22	$12,648	$11,569	$14,882
Apr 22	$12,246	$11,130	$14,098
May 22	$12,186	$11,202	$14,169
Jun 22	$11,727	$11,026	$13,663
Jul 22	$12,192	$11,296	$14,274
Aug 22	$11,963	$10,977	$13,817
Sep 22	$11,382	$10,502	$13,018
Oct 22	$11,539	$10,366	$13,216
Nov 22	$11,982	$10,748	$13,778
Dec 22	$11,849	$10,699	$13,496
Jan 23	$12,375	$11,028	$14,041
Feb 23	$12,093	$10,743	$13,684
Mar 23	$12,329	$11,016	$14,078
Apr 23	$12,482	$11,083	$14,204
May 23	$12,291	$10,962	$14,114
Jun 23	$12,384	$10,923	$14,359
Jul 23	$12,496	$10,915	$14,490
Aug 23	$12,400	$10,846	$14,356
Sep 23	$12,140	$10,570	$13,895
Oct 23	$11,958	$10,403	$13,654
Nov 23	$12,564	$10,874	$14,461
Dec 23	$13,037	$11,291	$15,046
Jan 24	$13,080	$11,260	$15,093
Feb 24	$13,053	$11,101	$15,185
Mar 24	$13,236	$11,203	$15,430
Apr 24	$12,971	$10,920	$14,968
May 24	$13,183	$11,105	$15,368
Jun 24	$13,315	$11,210	$15,635
Jul 24	$13,620	$11,472	$15,948
Aug 24	$13,825	$11,637	$16,225
Sep 24	$14,002	$11,793	$16,481
Oct 24	$13,712	$11,500	$16,150
Nov 24	$13,935	$11,622	$16,554
Dec 24	$13,673	$11,432	$16,246

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	4.88%	3.03%	3.60%
Investor A Shares (with sales charge)...
	0.68	2.19	3.18
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor A Shares | BLADX

Annual Shareholder Report — December 31, 2024

BLADX-12/24-AR

BlackRock Managed Income Fund

Investor C Shares | BMICX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$141	1.38%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor C Shares returned 4.11%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$10,236	$10,210	$10,057
Feb 15	$10,156	$10,114	$10,164
Mar 15	$10,180	$10,161	$10,149
Apr 15	$10,111	$10,124	$10,152
May 15	$10,053	$10,100	$10,175
Jun 15	$9,893	$9,990	$10,038
Jul 15	$9,929	$10,059	$10,150
Aug 15	$9,873	$10,045	$9,956
Sep 15	$9,889	$10,113	$9,929
Oct 15	$9,945	$10,114	$10,181
Nov 15	$9,886	$10,088	$10,172
Dec 15	$9,778	$10,055	$10,101
Jan 16	$9,865	$10,193	$10,047
Feb 16	$9,919	$10,266	$10,093
Mar 16	$10,142	$10,360	$10,364
Apr 16	$10,238	$10,400	$10,403
May 16	$10,220	$10,402	$10,461
Jun 16	$10,452	$10,589	$10,601
Jul 16	$10,592	$10,656	$10,765
Aug 16	$10,617	$10,644	$10,761
Sep 16	$10,568	$10,638	$10,757
Oct 16	$10,523	$10,556	$10,641
Nov 16	$10,511	$10,307	$10,583
Dec 16	$10,616	$10,321	$10,656
Jan 17	$10,655	$10,341	$10,731
Feb 17	$10,726	$10,411	$10,910
Mar 17	$10,723	$10,405	$10,910
Apr 17	$10,775	$10,486	$11,002
May 17	$10,825	$10,567	$11,108
Jun 17	$10,854	$10,556	$11,121
Jul 17	$10,938	$10,601	$11,223
Aug 17	$10,913	$10,696	$11,304
Sep 17	$10,975	$10,645	$11,336
Oct 17	$11,004	$10,652	$11,420
Nov 17	$11,000	$10,638	$11,515
Dec 17	$11,065	$10,687	$11,590
Jan 18	$11,128	$10,564	$11,696
Feb 18	$11,025	$10,464	$11,489
Mar 18	$10,988	$10,531	$11,453
Apr 18	$10,999	$10,452	$11,406
May 18	$10,995	$10,527	$11,546
Jun 18	$10,970	$10,514	$11,557
Jul 18	$11,074	$10,516	$11,688
Aug 18	$11,104	$10,584	$11,855
Sep 18	$11,134	$10,516	$11,822
Oct 18	$11,041	$10,433	$11,514
Nov 18	$10,986	$10,495	$11,632
Dec 18	$10,880	$10,688	$11,467
Jan 19	$11,120	$10,801	$11,828
Feb 19	$11,201	$10,795	$11,937
Mar 19	$11,281	$11,003	$12,167
Apr 19	$11,377	$11,005	$12,317
May 19	$11,355	$11,201	$12,235
Jun 19	$11,494	$11,341	$12,602
Jul 19	$11,539	$11,366	$12,675
Aug 19	$11,586	$11,661	$12,845
Sep 19	$11,622	$11,599	$12,869
Oct 19	$11,663	$11,634	$12,980
Nov 19	$11,722	$11,628	$13,117
Dec 19	$11,822	$11,620	$13,229
Jan 20	$11,858	$11,843	$13,406
Feb 20	$11,741	$12,056	$13,243
Mar 20	$10,883	$11,985	$12,698
Apr 20	$11,328	$12,198	$13,345
May 20	$11,565	$12,255	$13,579
Jun 20	$11,648	$12,332	$13,720
Jul 20	$11,890	$12,517	$14,095
Aug 20	$11,957	$12,416	$14,319
Sep 20	$11,886	$12,409	$14,151
Oct 20	$11,851	$12,353	$13,994
Nov 20	$12,231	$12,475	$14,549
Dec 20	$12,380	$12,492	$14,731
Jan 21	$12,352	$12,402	$14,613
Feb 21	$12,408	$12,223	$14,586
Mar 21	$12,465	$12,071	$14,650
Apr 21	$12,612	$12,166	$14,965
May 21	$12,680	$12,206	$15,031
Jun 21	$12,749	$12,291	$15,210
Jul 21	$12,796	$12,429	$15,438
Aug 21	$12,853	$12,405	$15,558
Sep 21	$12,751	$12,298	$15,247
Oct 21	$12,849	$12,294	$15,564
Nov 21	$12,747	$12,331	$15,564
Dec 21	$12,937	$12,299	$15,745
Jan 22	$12,695	$12,034	$15,263
Feb 22	$12,515	$11,900	$15,007
Mar 22	$12,473	$11,569	$14,882
Apr 22	$12,081	$11,130	$14,098
May 22	$12,001	$11,202	$14,169
Jun 22	$11,554	$11,026	$13,663
Jul 22	$11,991	$11,296	$14,274
Aug 22	$11,771	$10,977	$13,817
Sep 22	$11,179	$10,502	$13,018
Oct 22	$11,339	$10,366	$13,216
Nov 22	$11,766	$10,748	$13,778
Dec 22	$11,628	$10,699	$13,496
Jan 23	$12,123	$11,028	$14,041
Feb 23	$11,852	$10,743	$13,684
Mar 23	$12,076	$11,016	$14,078
Apr 23	$12,204	$11,083	$14,204
May 23	$12,023	$10,962	$14,114
Jun 23	$12,106	$10,923	$14,359
Jul 23	$12,208	$10,915	$14,490
Aug 23	$12,106	$10,846	$14,356
Sep 23	$11,845	$10,570	$13,895
Oct 23	$11,660	$10,403	$13,654
Nov 23	$12,243	$10,874	$14,461
Dec 23	$12,696	$11,291	$15,046
Jan 24	$12,729	$11,260	$15,093
Feb 24	$12,682	$11,101	$15,185
Mar 24	$12,852	$11,203	$15,430
Apr 24	$12,600	$10,920	$14,968
May 24	$12,799	$11,105	$15,368
Jun 24	$12,918	$11,210	$15,635
Jul 24	$13,206	$11,472	$15,948
Aug 24	$13,396	$11,637	$16,225
Sep 24	$13,559	$11,793	$16,481
Oct 24	$13,278	$11,500	$16,150
Nov 24	$13,494	$11,622	$16,554
Dec 24	$13,240	$11,432	$16,246

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	4.11%	2.26%	2.85%
Investor C Shares (with sales charge)...
	3.11	2.26	2.85
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor C Shares | BMICX

Annual Shareholder Report — December 31, 2024

BMICX-12/24-AR

BlackRock Managed Income Fund

Class K Shares | BLDRX

Annual Shareholder Report — December 31, 2024

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$34	0.33%

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class K Shares returned 5.19%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 7.98%.

What contributed to performance?

Given the positive returns across the financial markets in 2024, most segments of the portfolio contributed to absolute returns. Holdings in floating-rate securities, including both collateralized loan obligations and bank loans, made the largest contribution at a time of rising interest rates and tightening spreads on credit-oriented investments. U.S. equities further helped absolute returns, as did investment-grade corporate bonds. Allocations to high yield bonds, cash, mortgage-backed securities, preferred stocks, emerging-market bonds, emerging-market stocks, and infrastructure stocks also made smaller, but nonetheless positive, contributions.

The Fund held derivatives during the year. Its use of covered calls (intended as an alternative source of income) and currency management strategies both aided performance. It also used U.S. equity derivatives (futures and options) to manage overall risk levels, which did not have a material impact on results.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns.

What detracted from performance?

The Portfolio’s exposure to rate-sensitive assets such as U.S. Treasuries and Euro bunds, which it achieved in part through the use of derivatives, detracted from absolute performance. International developed-market equities also detracted due to the impact of individual security selection. A position in international developed-market REITs, which are rate sensitive, detracted marginally.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2015 through December 31, 2024

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Customized Reference Benchmark
Jan 15	$10,246	$10,210	$10,057
Feb 15	$10,175	$10,114	$10,164
Mar 15	$10,209	$10,161	$10,149
Apr 15	$10,149	$10,124	$10,152
May 15	$10,101	$10,100	$10,175
Jun 15	$9,951	$9,990	$10,038
Jul 15	$9,996	$10,059	$10,150
Aug 15	$9,951	$10,045	$9,956
Sep 15	$9,976	$10,113	$9,929
Oct 15	$10,042	$10,114	$10,181
Nov 15	$9,992	$10,088	$10,172
Dec 15	$9,893	$10,055	$10,101
Jan 16	$9,990	$10,193	$10,047
Feb 16	$10,055	$10,266	$10,093
Mar 16	$10,291	$10,360	$10,364
Apr 16	$10,398	$10,400	$10,403
May 16	$10,390	$10,402	$10,461
Jun 16	$10,636	$10,589	$10,601
Jul 16	$10,789	$10,656	$10,765
Aug 16	$10,826	$10,644	$10,761
Sep 16	$10,786	$10,638	$10,757
Oct 16	$10,749	$10,556	$10,641
Nov 16	$10,736	$10,307	$10,583
Dec 16	$10,852	$10,321	$10,656
Jan 17	$10,902	$10,341	$10,731
Feb 17	$10,996	$10,411	$10,910
Mar 17	$10,991	$10,405	$10,910
Apr 17	$11,054	$10,486	$11,002
May 17	$11,127	$10,567	$11,108
Jun 17	$11,166	$10,556	$11,121
Jul 17	$11,251	$10,601	$11,223
Aug 17	$11,235	$10,696	$11,304
Sep 17	$11,309	$10,645	$11,336
Oct 17	$11,360	$10,652	$11,420
Nov 17	$11,366	$10,638	$11,515
Dec 17	$11,443	$10,687	$11,590
Jan 18	$11,507	$10,564	$11,696
Feb 18	$11,411	$10,464	$11,489
Mar 18	$11,394	$10,531	$11,453
Apr 18	$11,415	$10,452	$11,406
May 18	$11,410	$10,527	$11,546
Jun 18	$11,406	$10,514	$11,557
Jul 18	$11,524	$10,516	$11,688
Aug 18	$11,554	$10,584	$11,855
Sep 18	$11,607	$10,516	$11,822
Oct 18	$11,509	$10,433	$11,514
Nov 18	$11,473	$10,495	$11,632
Dec 18	$11,374	$10,688	$11,467
Jan 19	$11,622	$10,801	$11,828
Feb 19	$11,729	$10,795	$11,937
Mar 19	$11,812	$11,003	$12,167
Apr 19	$11,934	$11,005	$12,317
May 19	$11,909	$11,201	$12,235
Jun 19	$12,077	$11,341	$12,602
Jul 19	$12,124	$11,366	$12,675
Aug 19	$12,183	$11,661	$12,845
Sep 19	$12,231	$11,599	$12,869
Oct 19	$12,286	$11,634	$12,980
Nov 19	$12,371	$11,628	$13,117
Dec 19	$12,486	$11,620	$13,229
Jan 20	$12,535	$11,843	$13,406
Feb 20	$12,422	$12,056	$13,243
Mar 20	$11,527	$11,985	$12,698
Apr 20	$11,995	$12,198	$13,345
May 20	$12,257	$12,255	$13,579
Jun 20	$12,369	$12,332	$13,720
Jul 20	$12,624	$12,517	$14,095
Aug 20	$12,705	$12,416	$14,319
Sep 20	$12,654	$12,409	$14,151
Oct 20	$12,616	$12,353	$13,994
Nov 20	$13,031	$12,475	$14,549
Dec 20	$13,201	$12,492	$14,731
Jan 21	$13,195	$12,402	$14,613
Feb 21	$13,266	$12,223	$14,586
Mar 21	$13,338	$12,071	$14,650
Apr 21	$13,506	$12,166	$14,965
May 21	$13,578	$12,206	$15,031
Jun 21	$13,676	$12,291	$15,210
Jul 21	$13,737	$12,429	$15,438
Aug 21	$13,810	$12,405	$15,558
Sep 21	$13,712	$12,298	$15,247
Oct 21	$13,842	$12,294	$15,564
Nov 21	$13,731	$12,331	$15,564
Dec 21	$13,947	$12,299	$15,745
Jan 22	$13,698	$12,034	$15,263
Feb 22	$13,516	$11,900	$15,007
Mar 22	$13,483	$11,569	$14,882
Apr 22	$13,072	$11,130	$14,098
May 22	$12,998	$11,202	$14,169
Jun 22	$12,513	$11,026	$13,663
Jul 22	$13,012	$11,296	$14,274
Aug 22	$12,771	$10,977	$13,817
Sep 22	$12,156	$10,502	$13,018
Oct 22	$12,327	$10,366	$13,216
Nov 22	$12,816	$10,748	$13,778
Dec 22	$12,678	$10,699	$13,496
Jan 23	$13,229	$11,028	$14,041
Feb 23	$12,931	$10,743	$13,684
Mar 23	$13,201	$11,016	$14,078
Apr 23	$13,353	$11,083	$14,204
May 23	$13,153	$10,962	$14,114
Jun 23	$13,255	$10,923	$14,359
Jul 23	$13,378	$10,915	$14,490
Aug 23	$13,294	$10,846	$14,356
Sep 23	$13,019	$10,570	$13,895
Oct 23	$12,814	$10,403	$13,654
Nov 23	$13,466	$10,874	$14,461
Dec 23	$13,990	$11,291	$15,046
Jan 24	$14,024	$11,260	$15,093
Feb 24	$13,999	$11,101	$15,185
Mar 24	$14,198	$11,203	$15,430
Apr 24	$13,918	$10,920	$14,968
May 24	$14,164	$11,105	$15,368
Jun 24	$14,294	$11,210	$15,635
Jul 24	$14,624	$11,472	$15,948
Aug 24	$14,848	$11,637	$16,225
Sep 24	$15,041	$11,793	$16,481
Oct 24	$14,750	$11,500	$16,150
Nov 24	$14,993	$11,622	$16,554
Dec 24	$14,716	$11,432	$16,246

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	5.19%	3.34%	3.94%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Customized Reference Benchmark...
	7.98	4.19	4.97

Key Fund statistics

Net Assets...
$764,476,683
Number of Portfolio Holdings...
1,659
Net Investment Advisory Fees...
$1,491,451
Portfolio Turnover Rate...
80%

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2024)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
24.8%
Corporate Bonds...
23.3
Asset-Backed Securities...
15.1
Floating Rate Loan Interests...
13.2
Common Stocks...
11.8
Equity-Linked Notes...
7.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Agency Obligations...
0.6
Foreign Government Obligations...
0.2
Fixed Rate Loan Interests...
0.1
OtherFootnote Reference(b)...
0.0Footnote Reference(c)

Credit RatingFootnote Reference(d)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(e)...
22.5%
AA/Aa...
13.5
A...
19.0
BBB/Baa...
19.5
BB/Ba...
8.3
B...
7.3
CCC/Caa...
0.4
CC/Ca...
0.1
D...
0.0Footnote Reference(c)
N/R...
9.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	Rounds to less than 0.1%.
Footnote(d)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Class K Shares | BLDRX

Annual Shareholder Report — December 31, 2024

BLDRX-12/24-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$62,424	$62,424	$0	$0	$17,600	$17,600	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$17,600	$18,007

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000
              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Financial
Statements and Additional
Information
BlackRock Funds II
BlackRock Managed Income Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.72%, 01/21/35
(b)
........... USD 750 $ 751,597
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.35%, 10/21/36
(b)
........... 1,500 1,508,490
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 0.00%, 01/23/38
(b) (c)
.......... 2,000 2,000,000
AIMCO CLO
(b)
Series 2015-AA, Class CR3, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.45%, 10/17/34 ................ 1,000 1,003,887
Series 2017-AA, Class AR, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
5.93%, 04/20/34 ................ 500 500,793
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.86%, 10/17/34
(b)
........... 1,000 1,002,335
Bain Capital Credit CLO Ltd., Series 2021-3A,
Class A, (3-mo. CME Term SOFR at 1.42%
Floor + 1.42%), 6.06%, 07/24/34
(b)
...... 1,500 1,500,316
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 6.68%, 07/20/37
(b)
...... 1,000 1,006,265
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 6.21%, 10/25/37
(b)
...... 1,500 1,502,172
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 6.79%, 10/22/32
(b)
........... 1,000 1,001,542
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.10%, 07/15/34
(b)
........... 500 500,405
Battalion CLO XXII Ltd., Series 2021-22A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.06%, 01/20/35
(b)
........... 1,000 1,001,782
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR
at 1.00% Floor + 1.11%), 5.46%, 02/28/40
(b)
474 438,081
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.98%,
01/20/31
(b)
...................... 220 220,010
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.94%,
10/15/37
(b)
...................... 1,350 1,354,655
Benefit Street Partners CLO XXV Ltd., Series
2021-25A, Class B, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 6.62%, 01/15/35
(b)
1,000 1,004,954
Birch Grove CLO 9 Ltd.
(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 6.24%,
10/22/37 ..................... 1,000 1,000,517
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.54%,
10/22/37 ..................... 1,000 1,001,557
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.72%, 04/21/35
(b)
........... 1,000 1,002,097
Buckhorn Park CLO Ltd., Series 2019-1A, Class
B1RR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.16%, 07/18/34
(b)
...... 1,000 1,000,097
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Canyon CLO Ltd.
(b)
Series 2020-2A, Class AR, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.11%,
10/15/34 ..................... USD 1,000 $ 1,000,250
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.62%,
10/15/34 ..................... 450 452,651
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
6.31%, 01/20/34
(b)
................. 1,000 1,000,112
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.02%, 10/25/34
(b)
. 1,500 1,502,772
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.53%, 10/20/34
(b)
...... 2,000 2,011,445
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 6.73%, 07/25/37
(b)
...... 1,000 1,011,646
CIFC Funding 2022-IV Ltd., Series 2022-4A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 6.65%, 07/16/35
(b)
...... 1,000 1,008,356
CIFC Funding Ltd.
(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.18%, 04/27/31 ................ 650 658,009
Series 2019-4A, Class A2R, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
6.57%, 10/15/34 ................ 1,000 1,005,915
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.06%, 01/15/35 ................ 2,000 2,003,295
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.67%, 01/15/35 ................ 1,500 1,512,357
Clover CLO LLC
(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.99%,
04/22/34 ..................... 2,215 2,220,342
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.88%,
07/20/34 ..................... 1,000 1,001,966
Diameter Capital CLO 3 Ltd.
(b)
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
0.00%, 01/15/38 ................ 2,500 2,500,000
Series 2022-3A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
0.00%, 01/15/38 ................ 2,500 2,500,000
Dryden 47 Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.97%, 04/15/28
(b)
...... 500 501,073
Eaton Vance CLO Ltd., Series 2013-1A, Class
B3R, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.07%, 01/15/34
(b)
...... 1,000 1,002,201
Elmwood CLO II Ltd., Series 2019-2A, Class
CRR, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 6.56%, 10/20/37
(b)
...... 700 707,740
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.15%,
11/25/35 ........................ 535 492,478
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%), 6.68%,
04/20/34
(b)
...................... 2,500 2,505,008

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
at 1.80% Floor + 2.06%), 6.68%, 07/20/34
(b)
USD 2,000 $ 2,009,992
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.07%,
01/25/35
(b)
...................... 1,000 1,001,745
Golub Capital Partners CLO 77 B Ltd.
(b)
Series 2024-77A, Class A1, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
0.00%, 01/25/38 ................ 2,500 2,500,000
Series 2024-77A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 0.00%,
01/25/38 ..................... 2,000 2,000,000
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.52%, 04/15/34
(b)
...... 300 300,318
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3-mo. CME Term SOFR at 1.44% Floor
+ 1.44%), 6.06%, 10/20/31
(b)
.......... 323 323,005
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.10%, 04/20/34
(b)
........... 500 500,551
Invesco CLO Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.04%, 07/15/34
(b)
........... 1,000 1,001,352
Juniper Valley Park CLO Ltd., Series 2023-1A,
Class AR, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.87%, 07/20/36
(b)
...... 1,700 1,700,946
Madison Park Funding XXXIII Ltd.
(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.46%, 10/15/32 ................ 1,000 1,001,536
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.86%, 10/15/32 ................ 1,000 1,002,228
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.28%, 04/20/32
(b)
. 750 751,335
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.43%, 10/20/30
(b)
........... 1,000 1,001,843
OCP CLO Ltd., Series 2020-19A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.03%, 10/20/34
(b)
........... 2,500 2,500,623
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (3-mo. CME Term SOFR
at 0.26% Floor + 1.86%), 6.52%, 07/15/30
(b)
500 501,283
Octagon Investment Partners 41 Ltd.
(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
6.62%, 10/15/33 ................ 1,500 1,505,435
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.07%, 10/15/33 ................ 1,000 1,002,841
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.97%, 07/20/37
(b)
...... 1,500 1,504,736
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.92%, 10/20/37
(b)
. 1,500 1,505,652
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.53%, 04/23/37
(b)
...... 1,000 1,008,003
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Palmer Square CLO Ltd.
(b)
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
6.36%, 01/17/31 ................ USD 1,500 $ 1,499,591
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.93%, 11/14/34 ................ 1,000 1,002,671
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
6.48%, 11/14/34 ................ 1,000 1,004,233
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 6.72%,
07/15/34 ..................... 1,000 1,001,891
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.43%), 6.09%,
10/15/34 ..................... 2,000 2,003,229
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.42%,
04/20/35 ..................... 500 502,220
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.67%,
04/20/35 ..................... 500 500,981
Series 2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.97%, 07/20/37 ................ 1,000 1,005,485
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 6.53%,
07/20/37 ..................... 1,000 1,002,795
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.17%,
07/15/34
(b)
...................... 1,000 1,001,932
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.45%, 05/18/34
(b)
........... 500 500,668
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.63%, 07/20/34
(b)
........... 500 503,080
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.20% Floor +
1.46%), 6.09%, 10/18/34
(b)
........... 1,500 1,500,438
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.90%, 10/30/34
(b)
........... 1,000 1,002,182
RR 17 Ltd., Series 2021-17A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
6.57%, 07/15/34
(b)
................. 500 502,522
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.07%, 07/15/35
(b)
................. 1,250 1,252,017
RR15 Ltd., Series 2021-15A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
6.37%, 04/15/36
(b)
................. 2,000 2,004,311
Silver Point CLO 1 Ltd.
(b)
Series 2022-1A, Class A1R, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
0.00%, 01/20/38 ................ 2,000 1,997,492
Series 2022-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 0.00%,
01/20/38 ..................... 2,000 1,996,235
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.48%, 10/20/37
(b)
........... 5,000 5,035,411
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 6.58%, 07/20/34
(b)
...... 1,000 1,005,416

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Sixth Street CLO XX Ltd., Series 2021-20A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.53%, 10/20/34
(b)
...... USD 750 $ 753,640
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.43%), 6.09%, 07/15/34
(b)
.......... 1,000 1,001,399
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.03%, 10/23/34
(b)
...... 1,000 1,001,755
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 6.62%, 01/29/32
(b)
.......... 1,000 1,001,133
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 6.42%, 01/15/34
(b)
........... 1,000 1,005,122
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.16%, 04/25/37
(b)
........... 1,455 1,461,543
Trimaran CAVU Ltd.
(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.05%,
07/23/37 ..................... 1,000 1,003,196
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.43%,
07/23/37 ..................... 1,000 1,001,835
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 6.59%, 07/18/37
(b)
1,000 1,006,335
Total Asset-Backed Securities — 14 .2%
(Cost: $ 107,905,939 ) .............................. 108,583,350
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
BAE Systems plc .................... 68,529 983,068
General Electric Co. .................. 8,443 1,408,208
2,391,276
Banks — 0.5%
Banco Bilbao Vizcaya Argentaria SA ....... 142,446 1,393,754
Citigroup, Inc. ...................... 1,696 119,382
Citizens Financial Group, Inc. ........... 30,933 1,353,628
M&T Bank Corp. .................... 5,201 977,840
3,844,604
Beverages — 0.4%
Coca-Cola Co. (The) ................. 22,815 1,420,462
Diageo plc ........................ 46,070 1,464,005
2,884,467
Biotechnology — 0.2%
AbbVie, Inc. ....................... 10,095 1,793,881
Broadline Retail — 0.0%
NMG Parent LLC
(c) (d)
.................. 265 —
Building Products — 0.2%
Allegion plc ........................ 10,108 1,320,913
Carrier Global Corp. .................. 270 18,430
Johnson Controls International plc ........ 232 18,312
1,357,655
Capital Markets — 0.5%
Charles Schwab Corp. (The) ............ 14,208 1,051,534
Intercontinental Exchange, Inc. .......... 8,830 1,315,758
Security
Shares
Shares Value
Capital Markets (continued)
Moody's Corp. ...................... 2,343 $ 1,109,106
MSCI, Inc. ........................ 274 164,403
State Street Corp. ................... 1,673 164,205
3,805,006
Chemicals — 0.2%
Air Liquide SA ...................... 7,434 1,208,469
Ecolab, Inc. ....................... 51 11,950
Sherwin-Williams Co. (The) ............. 351 119,316
1,339,735
Commercial Services & Supplies — 0.1%
Cintas Corp. ....................... 120 21,924
Republic Services, Inc. ................ 3,370 677,977
Veritas, Inc.
(c) (d)
..................... 118 2,364
Waste Management, Inc. ............... 388 78,294
780,559
Communications Equipment — 0.0%
Cisco Systems, Inc. .................. 2,064 122,189
Construction & Engineering — 0.0%
EMCOR Group, Inc. .................. 25 11,347
MasTec, Inc.
(d)
...................... 54 7,352
Quanta Services, Inc. ................. 53 16,751
35,450
Consumer Finance — 0.0%
Capital One Financial Corp. ............. 936 166,907
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp. ............... 233 213,491
Walmart, Inc. ....................... 13,801 1,246,920
1,460,411
Containers & Packaging — 0.1%
Amcor plc ......................... 15,169 142,740
Avery Dennison Corp. ................. 781 146,149
Ball Corp. ......................... 1,177 64,888
353,777
Distributors — 0.0%
LKQ Corp. ........................ 2,674 98,269
Diversified REITs — 0.1%
Cromwell European REIT
(e)
............. 24,800 40,554
Essential Properties Realty Trust, Inc. ...... 3,375 105,570
LondonMetric Property plc .............. 110,447 249,115
Merlin Properties Socimi SA ............ 16,891 178,031
573,270
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b) (e)
................ 6,346 200,448
Koninklijke KPN NV .................. 262,826 958,380
TELUS Corp. ...................... 67,861 920,109
2,078,937
Electric Utilities — 0.0%
American Electric Power Co., Inc. ......... 217 20,014
Duke Energy Corp. .................. 268 28,874
Entergy Corp. ...................... 232 17,590
Evergy, Inc. ........................ 173 10,648
FirstEnergy Corp. ................... 321 12,769
NextEra Energy, Inc. ................. 590 42,297
PG&E Corp. ....................... 967 19,514
Pinnacle West Capital Corp. ............ 96 8,138
PPL Corp. ........................ 417 13,536
Southern Co. (The) .................. 370 30,459

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. .................... 265 $ 17,893
221,732
Electrical Equipment — 0.3%
AMETEK, Inc. ...................... 5,430 978,812
Eaton Corp. plc ..................... 101 33,519
Emerson Electric Co. ................. 187 23,175
GE Vernova, Inc. .................... 81 26,643
Generac Holdings, Inc.
(d)
............... 40 6,202
Hubbell, Inc. ....................... 3,127 1,309,869
nVent Electric plc .................... 115 7,838
Vertiv Holdings Co. , Class A ............ 140 15,906
2,401,964
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A .............. 2,385 165,638
Jabil, Inc. ......................... 1,219 175,414
341,052
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 28,667 1,175,920
Schlumberger NV ................... 1,359 52,104
1,228,024
Financial Services — 0.1%
Jack Henry & Associates, Inc. ........... 933 163,555
Mastercard, Inc. , Class A ............... 1,476 777,217
Travelport Technology Ltd.
(c) (d)
........... 30 100,494
1,041,266
Ground Transportation — 0.2%
SIRVA, Inc.
(d)
....................... 58 145
Union Pacific Corp. .................. 5,644 1,287,058
1,287,203
Health Care Equipment & Supplies — 0.0%
ResMed, Inc. ...................... 373 85,301
Health Care Providers & Services — 0.4%
Cardinal Health, Inc. .................. 1,371 162,148
Cencora, Inc. ...................... 698 156,827
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 21,657 )
(d) (f)
.................. 2,678 29,905
HCA Healthcare, Inc. ................. 204 61,231
McKesson Corp. .................... 294 167,554
UnitedHealth Group, Inc. ............... 3,933 1,989,547
Universal Health Services, Inc. , Class B .... 762 136,718
2,703,930
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 1,308 127,595
Assura plc ........................ 611,405 291,644
Healthpeak Properties, Inc. ............. 21,166 429,035
Omega Healthcare Investors, Inc. ......... 4,298 162,679
Target Healthcare REIT plc ............. 39,259 41,285
Welltower, Inc. ...................... 1,315 165,729
1,217,967
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 358 150,274
Household Durables — 0.1%
Taylor Wimpey plc ................... 663,766 1,010,256
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 648 8,340
Industrial REITs — 0.2%
EastGroup Properties, Inc. ............. 1,018 163,379
Goodman Group .................... 10,822 237,889
Security
Shares
Shares Value
Industrial REITs (continued)
Lineage, Inc. ....................... 3,472 $ 203,355
Rexford Industrial Realty, Inc. ........... 4,030 155,800
Segro plc ......................... 8,857 77,685
STAG Industrial, Inc. ................. 4,417 149,383
Warehouses De Pauw CVA ............. 10,410 204,642
1,192,133
Insurance — 0.3%
Assurant, Inc. ...................... 3,951 842,432
Brown & Brown, Inc. .................. 1,563 159,457
Globe Life, Inc. ..................... 1,561 174,083
Hartford Financial Services Group, Inc. (The) . 1,448 158,411
Zurich Insurance Group AG ............. 1,895 1,127,081
2,461,464
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................ 10,417 1,971,938
Meta Platforms, Inc. , Class A ............ 3,417 2,000,688
3,972,626
IT Services — 0.3%
Accenture plc , Class A ................ 5,969 2,099,835
Cognizant Technology Solutions Corp. , Class A 1,907 146,648
NEXTDC Ltd.
(d)
..................... 5,933 55,194
SUNeVision Holdings Ltd. .............. 211,000 115,649
2,417,326
Machinery — 0.2%
Caterpillar, Inc. ..................... 113 40,992
Cummins, Inc. ...................... 52 18,127
Otis Worldwide Corp. ................. 18,850 1,745,699
1,804,818
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 9,686 )
(c) (d) (f)
........... 771 57,054
Omnicom Group, Inc. ................. 1,701 146,354
203,408
Metals & Mining — 0.0%
Freeport-McMoRan, Inc. ............... 278 10,586
Southern Copper Corp. ................ 141 12,850
23,436
Multi-Utilities — 0.2%
CMS Energy Corp. ................... 15,615 1,040,740
Dominion Energy, Inc. ................. 354 19,066
Public Service Enterprise Group, Inc. ...... 227 19,179
Sempra .......................... 265 23,246
1,102,231
Office REITs — 0.0%
BXP, Inc. ......................... 4,092 304,281
Oil, Gas & Consumable Fuels — 0.3%
Antero Resources Corp.
(d)
.............. 191 6,695
Coterra Energy, Inc. .................. 372 9,501
EQT Corp. ........................ 278 12,819
Expand Energy Corp. ................. 155 15,430
Kinder Morgan, Inc. .................. 1,158 31,729
Range Resources Corp. ............... 156 5,613
Shell plc .......................... 41,840 1,313,073
South Bow Corp. .................... 103 2,428
TC Energy Corp. .................... 516 24,009
Williams Cos., Inc. (The) ............... 18,545 1,003,655
2,424,952

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 0.7%
AstraZeneca plc .................... 16,339 $ 2,130,274
Novo Nordisk A/S , Class B ............. 18,626 1,607,085
Sanofi SA ......................... 13,012 1,264,907
Zoetis, Inc. , Class A .................. 3,922 639,011
5,641,277
Professional Services — 0.3%
Leidos Holdings, Inc. ................. 923 132,967
Paychex, Inc. ...................... 1,004 140,781
RELX plc ......................... 38,463 1,741,829
2,015,577
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 60,500 246,923
VGP NV .......................... 1,082 79,966
Vonovia SE ........................ 8,083 246,070
Wharf Real Estate Investment Co. Ltd. ..... 45,000 114,459
687,418
Residential REITs — 0.1%
AvalonBay Communities, Inc. ........... 982 216,010
Mid-America Apartment Communities, Inc. ... 1,323 204,496
UNITE Group plc (The) ................ 15,878 160,659
581,165
Retail REITs — 0.1%
Federal Realty Investment Trust .......... 1,897 212,369
Link REIT ......................... 59,800 251,489
Regency Centers Corp. ............... 2,937 217,132
Region RE Ltd.
(g)
.................... 63,019 80,504
Simon Property Group, Inc. ............. 1,456 250,738
1,012,232
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc. ................ 7,470 1,214,846
Broadcom, Inc. ..................... 9,296 2,155,185
Lam Research Corp. ................. 2,275 164,323
Monolithic Power Systems, Inc. .......... 110 65,087
NVIDIA Corp. ...................... 352 47,270
QUALCOMM, Inc. ................... 230 35,332
Taiwan Semiconductor Manufacturing Co. Ltd. 74,000 2,405,004
Texas Instruments, Inc. ................ 11,223 2,104,425
8,191,472
Software — 0.9%
Microsoft Corp. ..................... 10,291 4,337,657
Oracle Corp. ....................... 8,468 1,411,108
Salesforce, Inc. ..................... 4,323 1,445,309
7,194,074
Specialized REITs — 0.3%
American Tower Corp. ................ 913 167,453
Crown Castle, Inc. ................... 1,929 175,076
DigiCo Infrastructure REIT
(d) (g)
........... 17,064 47,000
Digital Realty Trust, Inc. ............... 166 29,437
EPR Properties ..................... 6,634 293,754
Equinix, Inc. ....................... 698 658,137
Extra Space Storage, Inc. .............. 1,261 188,646
Iron Mountain, Inc. ................... 164 17,238
Keppel DC REIT .................... 102,200 162,931
SBA Communications Corp. ............ 558 113,720
VICI Properties, Inc. .................. 13,011 380,051
2,233,443
Specialty Retail — 0.2%
Home Depot, Inc. (The) ............... 3,929 1,528,342
Lowe's Cos., Inc. .................... 584 144,131
Security
Shares
Shares Value
Specialty Retail (continued)
Tractor Supply Co. ................... 1,555 $ 82,508
1,754,981
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ........................ 7,050 1,765,461
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 2,148 1,412,940
Tobacco — 0.2%
Philip Morris International, Inc. ........... 11,676 1,405,207
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 2,097 150,795
Total Common Stocks — 11 .1%
(Cost: $ 77,981,945 ) ............................... 84,736,419
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
Boeing Co. (The)
2.20% , 02/04/26 .................. USD 1,663 1,612,762
2.70% , 02/01/27 .................. 450 429,107
6.26% , 05/01/27 .................. 1,099 1,125,139
3.20% , 03/01/29 .................. 438 403,600
6.30% , 05/01/29 .................. 383 397,005
5.15% , 05/01/30 .................. 1,393 1,373,474
3.63% , 02/01/31 .................. 505 458,447
3.60% , 05/01/34 .................. 321 268,604
3.90% , 05/01/49 .................. 9 6,264
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 80 78,594
5.35% , 06/01/34 .................. 17 16,929
4.85% , 04/27/35 .................. 118 112,216
Lockheed Martin Corp.
4.75% , 02/15/34 .................. 22 21,348
4.80% , 08/15/34 .................. 55 53,377
3.60% , 03/01/35 .................. 28 24,547
Series B , 6.15% , 09/01/36 ............ 23 24,786
Northrop Grumman Corp., 4.60%, 02/01/29 .. 115 114,053
RTX Corp.
5.75% , 01/15/29 .................. 131 135,234
6.10% , 03/15/34 .................. 238 250,613
TransDigm, Inc.
(b)
6.38% , 03/01/29 .................. 195 195,434
6.63% , 03/01/32 .................. 201 202,814
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(b)
(d) (h)
......................... 92 38,640
7,342,987
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 105 89,580
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(a)
........... 255 248,620
Automobiles — 0.2%
Ford Motor Co.
9.63% , 04/22/30 .................. 22 25,386
3.25% , 02/12/32 .................. 349 290,264
6.10% , 08/19/32 .................. 105 104,492
General Motors Co., 6.13%, 10/01/25 ..... 27 27,208
Hyundai Capital America
(b)
1.80% , 10/15/25 .................. 63 61,424

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobiles (continued)
6.25% , 11/03/25 .................. USD 320 $ 323,108
5.30% , 01/08/29 .................. 105 105,205
5.30% , 06/24/29 .................. 132 132,363
5.80% , 04/01/30 .................. 21 21,435
5.70% , 06/26/30 .................. 203 206,288
6.20% , 09/21/30 .................. 75 78,015
Nissan Motor Acceptance Co. LLC
(b)
1.85% , 09/16/26 .................. 228 214,300
2.75% , 03/09/28 .................. 60 54,542
2.45% , 09/15/28 .................. 30 26,620
1,670,650
Banks — 4.4%
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................ 625 637,441
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.07%), 3.37% ,
01/23/26 ..................... 318 317,700
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . 190 186,898
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 66 64,119
(1-day SOFR + 1.29%), 5.08% , 01/20/27 . 550 551,592
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... 803 790,105
(1-day SOFR + 0.96%), 1.73% , 07/22/27 . 1,016 968,579
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 1,888 1,800,123
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 1,056 1,022,474
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 63 60,402
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ..................... 1,492 1,446,981
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 312 283,161
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 186 190,593
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 208 208,228
(1-day SOFR + 1.74%), 5.52% , 10/25/35 . 542 529,925
Barclays plc
(a)
(1-day SOFR + 2.21%), 5.83% , 05/09/27 . 200 202,154
(1-day SOFR + 1.49%), 5.67% , 03/12/28 . 251 254,129
BNP Paribas SA, (1-day SOFR + 1.00%),
1.32%, 01/13/27
(a) (b)
............... 226 217,556
Citigroup, Inc.
(a)
(1-day SOFR + 2.84%), 3.11% , 04/08/26 . 199 198,041
(1-day SOFR + 1.36%), 5.17% , 02/13/30 . 495 494,623
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(i)
...................... 217 215,235
(1-day SOFR + 1.34%), 4.54% , 09/19/30 . 301 292,481
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 61 55,016
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 410 362,748
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 147 128,120
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 53 44,859
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 152 136,469
(1-day SOFR + 2.06%), 5.83% , 02/13/35 . 673 669,706
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
..................... 225 222,128
HSBC Holdings plc
(a)
(1-day SOFR + 1.43%), 3.00% , 03/10/26 . 200 199,210
(1-day SOFR + 1.57%), 5.89% , 08/14/27 . 275 279,025
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . 200 202,144
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
... 200 200,028
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 874 826,769
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 71 70,977
(1-day SOFR + 0.86%), 4.51% , 10/22/28 . 150 148,673
(1-day SOFR + 1.02%), 2.07% , 06/01/29 . 76 69,058
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ..................... USD 1,534 $ 1,492,732
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 1,230 1,275,808
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 489 488,556
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 27 27,533
(1-day SOFR + 1.13%), 5.00% , 07/22/30 . 1,455 1,448,708
(1-day SOFR + 1.04%), 4.60% , 10/22/30 . 367 360,017
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 335 331,404
(1-day SOFR + 1.34%), 4.95% , 10/22/35 . 50 48,176
KeyBank NA
5.85% , 11/15/27 .................. 543 556,504
4.90% , 08/08/32 .................. 250 236,915
KeyCorp
2.55% , 10/01/29 .................. 381 338,899
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
972 1,011,667
Lloyds Banking Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28 ..................... 335 335,372
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.20%), 5.59% ,
11/26/35 ..................... 726 719,634
M&T Bank Corp.
(a)
(1-day SOFR + 0.93%), 4.83% , 01/16/29 . 240 238,976
(1-day SOFR + 2.80%), 7.41% , 10/30/29 . 178 190,805
(1-day SOFR + 1.61%), 5.39% , 01/16/36 . 615 595,801
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27 ..................... 200 189,192
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ..................... 200 190,285
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 . 665 665,956
(1-day SOFR + 0.87%), 5.50% , 05/26/28 . 601 609,369
(1-day SOFR + 0.93%), 4.97% , 07/14/28 . 676 678,195
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.10%), 5.58%, 03/01/28
(a)
........... 573 579,808
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 . 156 156,754
(SOFR Index + 1.73%), 6.62% , 10/20/27 . 103 106,114
(1-day SOFR + 1.34%), 5.30% , 01/21/28 . 156 157,338
(1-day SOFR + 1.84%), 5.58% , 06/12/29 . 281 285,905
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 195 197,251
(1-day SOFR + 1.60%), 5.40% , 07/23/35 . 315 312,551
Sumitomo Mitsui Financial Group, Inc., 3.54%,
01/17/28 ...................... 96 92,453
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 467 474,683
(1-day SOFR + 2.45%), 7.16% , 10/30/29 . 223 238,453
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 110 110,971
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 378 374,908
(1-day SOFR + 2.02%), 5.78% , 06/12/29 . 378 386,538
(1-day SOFR + 1.56%), 5.38% , 01/23/30 . 115 115,950
(1-day SOFR + 1.60%), 4.84% , 02/01/34 . 130 124,440
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 124 126,405
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 532 536,491
Wells Fargo & Co.
(a)
(1-day SOFR + 1.32%), 3.91% , 04/25/26 . 615 613,119
(1-day SOFR + 2.00%), 2.19% , 04/30/26 . 275 272,510
(1-day SOFR + 1.51%), 3.53% , 03/24/28 . 142 137,730

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... USD 250 $ 242,261
(1-day SOFR + 2.10%), 2.39% , 06/02/28 . 158 148,809
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 250 253,824
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 18 18,732
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 492 493,400
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 353 375,231
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 414 412,240
33,922,843
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 36 34,147
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ...................... 58 55,014
Anheuser-Busch InBev Worldwide, Inc., 5.88%,
06/15/35 ...................... 57 59,729
148,890
Biotechnology — 0.2%
Amgen, Inc.
5.15% , 03/02/28 .................. 219 220,593
4.20% , 03/01/33 .................. 275 255,032
5.25% , 03/02/33 .................. 108 107,203
Gilead Sciences, Inc.
4.80% , 11/15/29 .................. 94 93,807
5.10% , 06/15/35 .................. 227 223,335
4.60% , 09/01/35 .................. 192 181,193
4.00% , 09/01/36 .................. 244 215,227
1,296,390
Building Products — 0.0%
Carrier Global Corp., 5.90%, 03/15/34 ..... 65 67,303
Capital Markets — 2.2%
Apollo Debt Solutions BDC, 6.70%, 07/29/31
(b)
180 184,860
Ares Strategic Income Fund, 5.70%, 03/15/28
(b)
1,200 1,199,832
Blackstone Private Credit Fund
(b)
4.95% , 09/26/27 .................. 561 554,217
5.60% , 11/22/29 .................. 136 134,273
6.00% , 11/22/34 .................. 410 400,032
Blackstone Reg Finance Co. LLC, 5.00%,
12/06/34 ...................... 499 482,396
Blue Owl Capital Corp., 5.95%, 03/15/29 ... 670 672,664
Blue Owl Credit Income Corp.
(b)
6.60% , 09/15/29 .................. 50 50,999
5.80% , 03/15/30 .................. 106 104,400
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 305 298,232
Deutsche Bank AG
4.50% , 04/01/25 .................. 200 199,698
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
240 228,287
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
440 444,689
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
175 181,708
5.41% , 05/10/29 .................. 655 664,730
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
170 177,892
(1-day SOFR + 3.65%), 7.08% , 02/10/34
(a)
215 221,302
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.08%), 5.80% , 08/10/26
(a)
402 404,244
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
910 873,622
(1-day SOFR + 0.82%), 1.54% , 09/10/27
(a)
150 141,836
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
390 385,487
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 75 72,134
2.60% , 02/07/30 .................. 684 605,883
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
1,070 1,092,051
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
35 28,884
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
106 90,325
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
USD 20 $ 16,668
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
85 71,844
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
265 253,611
Intercontinental Exchange, Inc.
3.63% , 09/01/28 .................. 446 427,557
1.85% , 09/15/32 .................. 122 96,520
4.60% , 03/15/33 .................. 11 10,550
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c) (d) (h)
................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 419 401,625
(1-day SOFR + 1.00%), 2.48% , 01/21/28 . 45 42,884
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 348 335,598
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 5 5,014
(1-day SOFR + 1.45%), 5.17% , 01/16/30 . 438 438,625
(1-day SOFR + 1.26%), 5.66% , 04/18/30 . 500 508,982
(1-day SOFR + 1.22%), 5.04% , 07/19/30 . 1,158 1,154,001
(1-day SOFR + 1.10%), 4.65% , 10/18/30 . 1,127 1,102,847
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 45 36,600
Nasdaq, Inc.
5.35% , 06/28/28 .................. 169 171,370
5.55% , 02/15/34 .................. 56 56,491
S&P Global, Inc.
2.50% , 12/01/29 .................. 102 91,664
5.25% , 09/15/33 .................. 57 57,572
UBS AG, 7.50%, 02/15/28 ............ 713 763,562
UBS Group AG
(a)(b)
(SOFR Index + 0.98%), 1.31% , 02/02/27 . 379 364,191
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27 ..................... 700 696,911
16,999,364
Chemicals — 0.2%
Celanese US Holdings LLC
(j)
6.33% , 07/15/29 .................. 62 63,265
6.95% , 11/15/33 .................. 120 124,533
DuPont de Nemours, Inc., 4.73%, 11/15/28 .. 1,091 1,086,028
Eastman Chemical Co.
5.00% , 08/01/29 .................. 19 18,940
5.63% , 02/20/34 .................. 49 48,987
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 5 5,063
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
.... 171 180,376
LYB International Finance II BV, 3.50%,
03/02/27 ...................... 17 16,528
1,543,720
Commercial Services & Supplies — 0.0%
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 91 85,925
Republic Services, Inc.
4.88% , 04/01/29 .................. 227 226,472
5.00% , 11/15/29 .................. 48 48,259
2.30% , 03/01/30 .................. 57 50,069
410,725
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.00% , 04/15/29 .................. 355 354,456
2.75% , 05/24/31 .................. 447 387,081
5.40% , 04/15/34 .................. 25 25,010
766,547
Consumer Finance — 1.3%
AerCap Ireland Capital DAC, 2.45%, 10/29/26 250 239,323
Ally Financial, Inc.
(a)
(SOFR Index + 1.73%), 5.54% , 01/17/31 . 380 374,640

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ..................... USD 60 $ 58,130
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 . 85 85,445
(1-day SOFR + 1.42%), 5.28% , 07/26/35 . 220 217,574
Capital One Financial Corp.
(a)
(1-day SOFR + 1.29%), 2.64% , 03/03/26 . 62 61,737
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 453 467,767
(1-day SOFR + 2.37%), 5.27% , 05/10/33 . 252 245,391
(1-day SOFR + 2.86%), 6.38% , 06/08/34 . 252 261,647
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 455 447,864
5.80% , 03/05/27 .................. 620 625,848
7.35% , 11/04/27 .................. 400 418,831
6.80% , 05/12/28 .................. 788 814,284
5.11% , 05/03/29 .................. 410 399,325
7.35% , 03/06/30 .................. 335 354,744
7.20% , 06/10/30 .................. 222 233,713
4.00% , 11/13/30 .................. 225 202,685
6.05% , 03/05/31 .................. 222 221,525
3.63% , 06/17/31 .................. 232 200,647
6.05% , 11/05/31 .................. 234 232,082
6.13% , 03/08/34 .................. 200 195,678
General Motors Financial Co., Inc.
1.25% , 01/08/26 .................. 40 38,537
5.40% , 04/06/26 .................. 393 395,196
4.35% , 01/17/27 .................. 196 193,732
5.40% , 05/08/27 .................. 145 146,515
4.90% , 10/06/29 .................. 1,670 1,645,014
OneMain Finance Corp., 6.63%, 05/15/29 ... 275 278,424
Synchrony Financial
4.88% , 06/13/25 .................. 3 2,997
4.50% , 07/23/25 .................. 72 71,711
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
267 269,451
7.25% , 02/02/33 .................. 309 318,972
Toyota Motor Credit Corp., 1.65%, 01/10/31 .. 53 43,726
9,763,155
Containers & Packaging — 0.3%
Berry Global, Inc.
1.57% , 01/15/26 .................. 855 825,109
5.80% , 06/15/31
(b)
................. 551 560,835
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 9,854
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34
(b)
400 399,288
Smurfit Westrock Financing DAC, 5.42%,
01/15/35
(b)
..................... 200 198,551
Sonoco Products Co., 2.25%, 02/01/27 .... 135 127,672
WRKCo, Inc., 4.90%, 03/15/29 .......... 32 31,795
2,153,104
Diversified REITs — 0.3%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (k)
.. 132 135,960
GLP Capital LP
5.75% , 06/01/28 .................. 97 97,885
5.30% , 01/15/29 .................. 619 614,513
VICI Properties LP
4.38% , 05/15/25 .................. 30 29,915
4.63% , 06/15/25
(b)
................. 12 11,953
4.75% , 02/15/28 .................. 200 198,319
3.88% , 02/15/29
(b)
................. 55 51,826
4.63% , 12/01/29
(b)
................. 37 35,440
4.13% , 08/15/30
(b)
................. 740 687,583
5.13% , 11/15/31 .................. 555 541,378
5.13% , 05/15/32 .................. 190 184,999
2,589,771
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
.. USD 26 $ 29,158
Sprint Capital Corp., 6.88%, 11/15/28 ...... 496 526,495
555,653
Electric Utilities — 1.6%
Baltimore Gas & Electric Co., 2.25%, 06/15/31 14 11,849
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 ................. 110 107,396
DTE Electric Co.
5.20% , 04/01/33 .................. 25 24,971
5.20% , 03/01/34 .................. 25 24,905
Series A , 6.63% , 06/01/36 ............ 23 24,865
Duke Energy Carolinas LLC
4.95% , 01/15/33 .................. 123 120,953
4.85% , 01/15/34 .................. 56 54,277
Duke Energy Corp.
2.45% , 06/01/30 .................. 55 48,208
2.55% , 06/15/31 .................. 147 125,508
Duke Energy Florida LLC, 1.75%, 06/15/30 .. 104 88,233
Duke Energy Progress LLC
2.00% , 08/15/31 .................. 116 95,995
3.40% , 04/01/32 .................. 68 60,886
Edison International
4.70% , 08/15/25 .................. 390 389,620
5.75% , 06/15/27 .................. 100 101,670
5.25% , 11/15/28 .................. 253 253,577
5.45% , 06/15/29 .................. 575 580,198
6.95% , 11/15/29 .................. 201 214,649
5.25% , 03/15/32 .................. 175 173,117
Eversource Energy
4.60% , 07/01/27 .................. 210 208,551
Series M , 3.30% , 01/15/28 ........... 133 126,410
5.45% , 03/01/28 .................. 26 26,339
Exelon Corp.
2.75% , 03/15/27 .................. 40 38,302
5.15% , 03/15/28 .................. 200 201,165
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(j)
........... 685 667,048
2.65% , 03/01/30 .................. 324 287,206
FirstEnergy Transmission LLC
(b)
4.55% , 01/15/30 .................. 120 116,823
5.00% , 01/15/35 .................. 153 147,820
Georgia Power Co.
4.55% , 03/15/30 .................. 795 781,597
4.70% , 05/15/32 .................. 216 210,447
4.95% , 05/17/33 .................. 67 65,612
5.25% , 03/15/34 .................. 28 27,782
Interstate Power & Light Co., 4.95%, 09/30/34 182 174,969
Jersey Central Power & Light Co., 5.10%,
01/15/35
(b)
..................... 100 97,543
MidAmerican Energy Co., 5.75%, 11/01/35 .. 21 21,794
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 .................. 20 18,898
3.55% , 05/01/27 .................. 300 292,356
2.75% , 11/01/29 .................. 37 33,555
5.00% , 02/28/30 .................. 57 57,107
2.44% , 01/15/32 .................. 50 41,697
5.05% , 02/28/33 .................. 57 55,876
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 256 237,708
6.00% , 02/01/33 .................. 50 48,561
6.25% , 11/01/34 .................. 35 34,330
Ohio Power Co.
5.00% , 06/01/33 .................. 177 171,174
5.65% , 06/01/34 .................. 25 25,164
Series F , 5.85% , 10/01/35 ............ 9 9,132

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.45% , 07/01/25 .................. USD 14 $ 13,890
3.15% , 01/01/26 .................. 350 343,900
2.10% , 08/01/27 .................. 228 212,700
3.30% , 12/01/27 .................. 314 299,994
3.30% , 12/01/27 .................. 140 133,756
3.00% , 06/15/28 .................. 150 140,553
6.10% , 01/15/29 .................. 262 271,033
4.55% , 07/01/30 .................. 733 709,399
PECO Energy Co., 4.90%, 06/15/33 ...... 85 83,519
PG&E Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.88%),
7.38%, 03/15/55
(a)
................ 66 67,731
PPL Capital Funding, Inc., 5.25%, 09/01/34 .. 110 108,261
Public Service Electric & Gas Co., 4.90%,
12/15/32 ...................... 210 208,060
Southern California Edison Co.
4.88% , 02/01/27
(l)
................. 171 171,529
Series G , 2.50% , 06/01/31 ........... 337 288,444
5.45% , 06/01/31 .................. 25 25,403
5.95% , 11/01/32 .................. 40 41,717
6.00% , 01/15/34 .................. 74 77,481
5.20% , 06/01/34 .................. 25 24,734
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 ......... 150 136,070
4.85% , 06/15/28 .................. 114 114,179
5.50% , 03/15/29 .................. 153 156,102
5.20% , 06/15/33 .................. 94 92,923
4.85% , 03/15/35 .................. 349 332,956
4.25% , 07/01/36 .................. 116 104,150
System Energy Resources, Inc., 5.30%,
12/15/34 ...................... 80 78,370
Virginia Electric & Power Co.
Series A , 3.80% , 04/01/28 ............ 90 87,235
5.00% , 04/01/33 .................. 35 34,253
5.30% , 08/15/33 .................. 41 40,796
5.05% , 08/15/34 .................. 38 37,053
Series B , 6.00% , 01/15/36 ............ 40 41,461
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 .................. 45 45,039
6.88% , 04/15/32 .................. 71 72,698
6.00% , 04/15/34 .................. 170 172,270
5.70% , 12/30/34 .................. 275 272,114
Wisconsin Electric Power Co., 4.60%, 10/01/34 455 433,309
12,198,925
Financial Services — 0.3%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b) (c)
.. 595 598,570
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 213 204,319
5.10% , 07/15/32 .................. 234 232,586
Fiserv, Inc.
3.50% , 07/01/29 .................. 123 115,406
5.63% , 08/21/33 .................. 47 47,829
5.45% , 03/15/34 .................. 77 77,047
5.15% , 08/12/34 .................. 80 78,170
Global Payments, Inc.
1.20% , 03/01/26 .................. 157 150,503
2.15% , 01/15/27 .................. 197 186,717
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b) (m)
................... 926 876,373
2,567,520
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Atmos Energy Corp., 5.90%, 11/15/33 ..... USD 47 $ 49,168
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ...................... 18 18,173
67,341
Ground Transportation — 0.3%
Canadian National Railway Co., 3.85%,
08/05/32 ...................... 61 56,290
Norfolk Southern Corp.
3.80% , 08/01/28 .................. 30 29,061
2.30% , 05/15/31 .................. 16 13,686
Penske Truck Leasing Co. LP
(b)
5.75% , 05/24/26 .................. 275 277,805
5.88% , 11/15/27 .................. 25 25,595
5.70% , 02/01/28 .................. 241 245,133
5.35% , 03/30/29 .................. 111 111,780
5.25% , 07/01/29 .................. 175 175,630
Ryder System, Inc.
2.85% , 03/01/27 .................. 135 129,563
6.60% , 12/01/33 .................. 134 145,014
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
..................... 200 189,539
Uber Technologies, Inc.
4.30% , 01/15/30 .................. 696 673,512
4.80% , 09/15/34 .................. 49 46,896
Union Pacific Corp.
2.40% , 02/05/30 .................. 24 21,306
4.50% , 01/20/33 .................. 12 11,536
2,152,346
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.
1.92% , 02/01/27 .................. 37 34,878
2.27% , 12/01/28 .................. 93 83,832
3.95% , 04/01/30 .................. 63 59,515
1.73% , 04/01/31 .................. 7 5,685
Becton Dickinson & Co., 4.87%, 02/08/29 ... 384 382,955
Solventum Corp.
5.45% , 02/25/27 .................. 525 529,961
5.40% , 03/01/29 .................. 625 626,571
5.45% , 03/13/31 .................. 881 880,304
5.60% , 03/23/34 .................. 670 666,706
3,270,407
Health Care Providers & Services — 0.9%
Banner Health, 1.90%, 01/01/31 ......... 128 107,004
Centene Corp.
3.38% , 02/15/30 .................. 905 806,065
3.00% , 10/15/30 .................. 242 208,821
2.50% , 03/01/31 .................. 187 154,669
2.63% , 08/01/31 .................. 158 130,109
CommonSpirit Health, 2.78%, 10/01/30 .... 161 142,515
CVS Health Corp.
5.40% , 06/01/29 .................. 189 189,079
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.75% ,
12/10/54
(a)
.................... 50 49,027
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.89%), 7.00% ,
03/10/55
(a)
.................... 400 401,342
Elevance Health, Inc.
4.10% , 03/01/28 .................. 111 108,475
4.10% , 05/15/32 .................. 229 211,743
4.75% , 02/15/33 .................. 27 25,878
HCA, Inc.
3.13% , 03/15/27 .................. 465 447,492
3.50% , 09/01/30 .................. 356 323,320

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.45% , 09/15/34 .................. USD 502 $ 489,295
Humana, Inc., 5.88%, 03/01/33 ......... 149 149,549
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ...................... 90 78,642
Sutter Health, Series 2018, 3.70%, 08/15/28 . 234 224,326
UnitedHealth Group, Inc.
4.70% , 04/15/29 .................. 195 194,162
4.00% , 05/15/29 .................. 67 64,721
4.80% , 01/15/30 .................. 329 327,326
4.95% , 01/15/32 .................. 916 905,666
5.00% , 04/15/34 .................. 439 428,398
5.15% , 07/15/34 .................. 574 566,340
6,733,964
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.95%,
01/15/27 ...................... 200 196,749
Healthpeak OP LLC
1.35% , 02/01/27 .................. 262 244,256
5.25% , 12/15/32 .................. 67 66,498
Ventas Realty LP
5.63% , 07/01/34 .................. 120 120,822
5.00% , 01/15/35 .................. 255 243,643
Welltower OP LLC
4.00% , 06/01/25 .................. 24 23,911
3.85% , 06/15/32 .................. 276 252,464
1,148,343
Hotels, Restaurants & Leisure — 0.1%
Expedia Group, Inc., 3.80%, 02/15/28 ..... 35 33,807
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
..................... 43 42,883
Royal Caribbean Cruises Ltd., 6.25%,
03/15/32
(b)
..................... 337 341,038
417,728
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38% , 01/15/26 .................. 385 370,815
2.45% , 01/15/31 .................. 196 163,328
534,143
Industrial Conglomerates — 0.1%
3M Co., 2.38%, 08/26/29 ............. 672 603,023
Industrial REITs — 0.0%
Prologis LP
4.88% , 06/15/28 .................. 56 56,136
2.88% , 11/15/29 .................. 80 73,238
4.75% , 06/15/33 .................. 27 26,132
5.13% , 01/15/34 .................. 56 55,187
5.00% , 03/15/34 .................. 73 71,296
281,989
Insurance — 0.3%
AEGON Funding Co. LLC, 5.50%, 04/16/27
(b)
. 586 591,099
Aon Corp.
2.85% , 05/28/27 .................. 113 108,033
2.60% , 12/02/31 .................. 104 88,170
5.35% , 02/28/33 .................. 109 108,517
Arthur J Gallagher & Co.
4.85% , 12/15/29 .................. 50 49,770
5.15% , 02/15/35 .................. 250 243,739
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 .................. 21 21,910
5.40% , 09/15/33 .................. 26 26,309
5.15% , 03/15/34 .................. 47 46,765
Security
Par (000)
Par (000) Value
Insurance (continued)
Met Tower Global Funding, 5.25%, 04/12/29
(b)
USD 758 $ 767,514
2,051,826
Interactive Media & Services — 0.3%
Meta Platforms, Inc.
4.30% , 08/15/29 .................. 816 805,758
3.85% , 08/15/32 .................. 106 98,510
4.75% , 08/15/34 .................. 1,339 1,303,421
2,207,689
Machinery — 0.1%
Daimler Truck Finance North America LLC,
5.00%, 01/15/27
(b)
................ 155 155,349
Ingersoll Rand, Inc.
5.18% , 06/15/29 .................. 163 164,610
5.45% , 06/15/34 .................. 233 234,573
Otis Worldwide Corp.
5.25% , 08/16/28 .................. 22 22,271
2.57% , 02/15/30 .................. 35 31,090
607,893
Media — 0.6%
Charter Communications Operating LLC
4.91% , 07/23/25 .................. 204 203,757
6.15% , 11/10/26 .................. 25 25,476
2.25% , 01/15/29 .................. 300 264,519
6.10% , 06/01/29 .................. 688 701,297
2.80% , 04/01/31 .................. 1,652 1,393,132
2.30% , 02/01/32 .................. 489 387,256
6.65% , 02/01/34 .................. 356 366,431
6.55% , 06/01/34 .................. 500 511,454
Comcast Corp.
3.55% , 05/01/28
(l)
................. 50 47,997
2.65% , 02/01/30 .................. 29 25,980
3.40% , 04/01/30 .................. 83 77,015
4.25% , 10/15/30 .................. 60 57,859
1.95% , 01/15/31 .................. 62 51,859
1.50% , 02/15/31 .................. 37 30,115
5.50% , 11/15/32 .................. 84 86,077
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 8 8,720
Interpublic Group of Cos., Inc. (The)
4.65% , 10/01/28 .................. 219 217,055
4.75% , 03/30/30 .................. 26 25,666
Paramount Global
3.70% , 06/01/28 .................. 31 29,185
4.20% , 05/19/32 .................. 125 110,164
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 47 41,030
4,662,044
Metals & Mining — 0.3%
Anglo American Capital plc, 4.50%, 03/15/28
(b)
264 258,445
Freeport-McMoRan, Inc.
4.13% , 03/01/28 .................. 303 294,763
5.40% , 11/14/34 .................. 19 18,789
Glencore Canada Corp., 6.20%, 06/15/35 ... 73 76,039
Glencore Funding LLC
(b)
4.00% , 03/27/27 .................. 163 159,822
5.37% , 04/04/29 .................. 323 325,541
5.63% , 04/04/34 .................. 440 438,045
Steel Dynamics, Inc., 5.38%, 08/15/34 ..... 354 350,926
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 306 280,011
6.13% , 06/12/33 .................. 203 204,754
2,407,135

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(j)
..................... USD 459 $ 461,216
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ...................... 146 118,614
CenterPoint Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.59%), 6.70%, 05/15/55
(a)
........... 230 228,727
Consumers Energy Co.
4.60% , 05/30/29
(l)
................. 110 108,980
4.70% , 01/15/30 .................. 270 268,120
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ........... 38 34,953
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
............... 80 84,479
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55
(a)
.................... 255 259,249
NiSource, Inc.
5.25% , 03/30/28 .................. 270 272,339
5.40% , 06/30/33 .................. 45 45,044
5.35% , 04/01/34 .................. 106 105,123
San Diego Gas & Electric Co., 4.95%,
08/15/28
(l)
..................... 352 353,541
Sempra
3.40% , 02/01/28 .................. 117 111,842
3.70% , 04/01/29 .................. 151 143,411
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.79%), 6.88% ,
10/01/54
(a)
.................... 197 199,200
WEC Energy Group, Inc., 4.75%, 01/15/28 .. 9 8,980
2,803,818
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 455 457,441
3.70% , 11/15/29 .................. 82 76,984
Cheniere Energy Partners LP
3.25% , 01/31/32 .................. 154 133,535
5.95% , 06/30/33 .................. 57 58,350
5.75% , 08/15/34
(b)
................. 250 251,660
Cheniere Energy, Inc., 5.65%, 04/15/34 .... 283 284,626
Colorado Interstate Gas Co. LLC, 4.15%,
08/15/26
(b)
..................... 26 25,662
ConocoPhillips Co., 4.15%, 11/15/34 ...... 106 96,718
Coterra Energy, Inc., 5.40%, 02/15/35 ..... 40 38,788
DCP Midstream Operating LP
5.63% , 07/15/27 .................. 250 253,420
8.13% , 08/16/30 .................. 32 36,263
3.25% , 02/15/32 .................. 783 674,097
Devon Energy Corp.
5.85% , 12/15/25 .................. 31 31,208
5.20% , 09/15/34 .................. 758 719,549
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 552 513,393
3.13% , 03/24/31 .................. 346 305,841
5.40% , 04/18/34 .................. 934 918,344
Enbridge, Inc.
5.90% , 11/15/26 .................. 67 68,307
3.13% , 11/15/29 .................. 254 232,527
5.70% , 03/08/33 .................. 111 112,153
5.63% , 04/05/34 .................. 345 347,032
Energy Transfer LP
4.40% , 03/15/27 .................. 400 396,164
5.55% , 02/15/28 .................. 221 224,355
4.95% , 05/15/28 .................. 200 199,646
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.10% , 12/01/28 .................. USD 374 $ 388,462
3.75% , 05/15/30 .................. 122 113,823
6.40% , 12/01/30 .................. 148 156,381
6.55% , 12/01/33 .................. 470 500,327
5.60% , 09/01/34 .................. 337 336,704
Enterprise Products Operating LLC, 4.15%,
10/16/28
(l)
..................... 79 77,106
EOG Resources, Inc., 4.38%, 04/15/30 .... 15 14,578
EQT Corp.
3.13% , 05/15/26
(b)
................. 117 113,854
3.90% , 10/01/27 .................. 159 154,610
5.00% , 01/15/29 .................. 291 286,823
3.63% , 05/15/31
(b)
................. 191 170,193
5.75% , 02/01/34 .................. 466 463,213
Expand Energy Corp., 5.70%, 01/15/35 .... 220 215,926
Hess Corp., 4.30%, 04/01/27 ........... 625 618,623
Kinder Morgan, Inc.
4.30% , 03/01/28 .................. 163 159,962
5.10% , 08/01/29 .................. 255 254,965
5.40% , 02/01/34 .................. 355 349,588
Matador Resources Co., 6.50%, 04/15/32
(b)
.. 76 75,139
Occidental Petroleum Corp.
8.50% , 07/15/27 .................. 47 50,220
5.20% , 08/01/29 .................. 130 128,980
ONEOK, Inc.
4.40% , 10/15/29 .................. 249 241,406
5.05% , 11/01/34 .................. 340 325,161
Ovintiv, Inc.
5.65% , 05/15/28 .................. 269 272,774
6.25% , 07/15/33 .................. 630 644,873
Pioneer Natural Resources Co.
1.90% , 08/15/30 .................. 271 230,903
2.15% , 01/15/31 .................. 42 35,649
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 .................. 100 100,207
4.50% , 05/15/30 .................. 96 92,993
South Bow USA Infrastructure Holdings LLC,
5.03%, 10/01/29
(b)
................ 120 117,912
Spectra Energy Partners LP, 3.50%, 03/15/25 160 159,472
Targa Resources Corp.
6.15% , 03/01/29 .................. 258 267,792
6.50% , 03/30/34 .................. 515 544,125
5.50% , 02/15/35 .................. 107 105,269
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 275 287,909
Western Midstream Operating LP, 3.95%,
06/01/25 ...................... 327 325,343
Williams Cos., Inc. (The)
5.40% , 03/02/26 .................. 173 174,166
3.75% , 06/15/27 .................. 100 97,472
5.30% , 08/15/28 .................. 59 59,564
15,168,530
Paper & Forest Products — 0.0%
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
..................... 200 200,062
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd.
(b)
5.02% , 10/20/29 .................. 193 187,996
5.31% , 10/20/31 .................. 142 138,642
United Airlines Pass-Through Trust, Series
2024-1, Class A, 5.88%, 02/15/37 ...... 380 386,663
713,301
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC
4.90% , 02/26/31 .................. 36 35,973

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
5.00% , 02/26/34 .................. USD 25 $ 24,726
Bayer US Finance II LLC
(b)
4.25% , 12/15/25 .................. 424 421,142
4.38% , 12/15/28 .................. 360 346,205
Bayer US Finance LLC
(b)
6.13% , 11/21/26 .................. 2,227 2,269,906
6.25% , 01/21/29 .................. 220 224,421
6.50% , 11/21/33 .................. 500 508,704
Eli Lilly & Co., 4.60%, 08/14/34 ......... 2 1,920
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28 .................. 58 57,490
4.65% , 05/19/30 .................. 386 381,929
4.75% , 05/19/33 .................. 313 304,136
Teva Pharmaceutical Finance Netherlands III
BV, 8.13%, 09/15/31 .............. 435 484,734
5,061,286
Professional Services — 0.1%
Equifax, Inc., 4.80%, 09/15/29 .......... 825 814,528
Verisk Analytics, Inc., 5.25%, 06/05/34 ..... 58 57,290
871,818
Residential REITs — 0.1%
American Homes 4 Rent LP, 5.50%, 07/15/34 215 213,053
AvalonBay Communities, Inc., 5.00%, 02/15/33 192 188,994
Camden Property Trust, 2.80%, 05/15/30 ... 170 152,567
Invitation Homes Operating Partnership LP
2.70% , 01/15/34 .................. 44 35,074
4.88% , 02/01/35 .................. 177 167,446
757,134
Retail REITs — 0.1%
Realty Income Corp.
3.65% , 01/15/28 .................. 136 131,309
4.70% , 12/15/28 .................. 83 82,584
4.75% , 02/15/29 .................. 106 105,216
3.25% , 01/15/31 .................. 96 86,680
2.85% , 12/15/32 .................. 69 58,284
Regency Centers LP
4.13% , 03/15/28 .................. 14 13,658
5.25% , 01/15/34 .................. 36 35,477
5.10% , 01/15/35 .................. 155 151,341
664,549
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., 2.10%, 10/01/31 ..... 59 49,424
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $203,000), 6.50%, 03/20/45
(c) (f)
..... 203 204,522
Broadcom Corp., 3.88%, 01/15/27 ....... 375 369,143
Broadcom, Inc.
(b)
4.00% , 04/15/29 .................. 570 548,371
2.45% , 02/15/31 .................. 686 591,582
4.15% , 04/15/32 .................. 380 356,337
3.42% , 04/15/33 .................. 757 662,626
Foundry JV Holdco LLC, 5.90%, 01/25/30
(b)
.. 796 807,160
Lam Research Corp., 1.90%, 06/15/30 ..... 35 30,001
Micron Technology, Inc.
5.33% , 02/06/29 .................. 128 128,603
5.88% , 02/09/33 .................. 136 139,294
5.88% , 09/15/33 .................. 25 25,642
NXP BV
3.15% , 05/01/27 .................. 58 55,741
4.30% , 06/18/29 .................. 122 118,117
3.40% , 05/01/30 .................. 118 108,109
2.50% , 05/11/31 .................. 183 155,817
2.65% , 02/15/32 .................. 84 70,500
4,420,989
Security
Par (000)
Par (000) Value
Software — 0.4%
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
USD 57 $ 57,872
Oracle Corp.
1.65% , 03/25/26 .................. 341 328,722
2.30% , 03/25/28 .................. 310 286,591
4.20% , 09/27/29 .................. 587 567,025
2.88% , 03/25/31 .................. 783 688,992
4.30% , 07/08/34 .................. 42 38,609
4.70% , 09/27/34 .................. 312 295,697
3.85% , 07/15/36 .................. 60 51,405
VMware LLC
1.40% , 08/15/26 .................. 478 452,816
3.90% , 08/21/27 .................. 44 43,004
2.20% , 08/15/31 .................. 308 255,500
Workday, Inc., 3.50%, 04/01/27 ......... 20 19,495
3,085,728
Specialized REITs — 0.3%
American Tower Corp.
1.45% , 09/15/26 .................. 12 11,344
3.65% , 03/15/27 .................. 13 12,693
5.50% , 03/15/28 .................. 400 405,912
5.20% , 02/15/29 .................. 81 81,479
5.00% , 01/31/30 .................. 70 69,597
2.30% , 09/15/31 .................. 132 109,749
5.40% , 01/31/35 .................. 476 470,804
Crown Castle, Inc.
1.05% , 07/15/26 .................. 160 151,174
2.90% , 03/15/27 .................. 35 33,603
4.80% , 09/01/28 .................. 6 5,932
5.60% , 06/01/29 .................. 6 6,116
2.25% , 01/15/31 .................. 57 47,900
2.50% , 07/15/31 .................. 84 70,742
5.10% , 05/01/33 .................. 33 32,140
5.80% , 03/01/34 .................. 37 37,694
Equinix, Inc.
2.00% , 05/15/28 .................. 148 134,671
2.50% , 05/15/31 .................. 132 112,826
Extra Space Storage LP
5.40% , 02/01/34 .................. 410 406,040
5.35% , 01/15/35 .................. 104 102,580
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
..... 50 49,800
2,352,796
Specialty Retail — 0.2%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 14 13,107
Home Depot, Inc. (The)
4.75% , 06/25/29 .................. 159 159,342
4.85% , 06/25/31 .................. 417 416,843
4.95% , 06/25/34 .................. 32 31,568
Lowe's Cos., Inc.
3.10% , 05/03/27 .................. 154 148,877
3.65% , 04/05/29 .................. 473 450,416
1,220,153
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
6.10% , 07/15/27 .................. 125 128,658
5.40% , 04/15/34 .................. 43 42,896
3.45% , 12/15/51 .................. 21 14,254
HP, Inc., 4.75%, 01/15/28 ............. 48 47,934
233,742
Tobacco — 0.3%
BAT Capital Corp.
3.22% , 09/06/26 .................. 843 821,673
4.70% , 04/02/27 .................. 458 456,083
3.56% , 08/15/27 .................. 300 290,280

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
2.26% , 03/25/28 .................. USD 58 $ 53,285
6.34% , 08/02/30 .................. 145 152,468
6.42% , 08/02/33 .................. 45 47,562
6.00% , 02/20/34 .................. 69 70,890
BAT International Finance plc, 5.93%, 02/02/29 230 236,804
Reynolds American, Inc., 5.70%, 08/15/35 ... 115 115,329
2,244,374
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38% , 07/01/25 .................. 345 342,316
1.88% , 08/15/26 .................. 589 561,435
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.56%),
6.00%
(a) (i)
..................... 53 51,332
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
683 648,346
GATX Corp., 5.40%, 03/15/27 .......... 257 259,880
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
..................... 266 268,361
2,131,670
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 3.63%, 04/22/29 .. 262 246,456
Millicom International Cellular SA, 7.38%,
04/02/32
(b)
..................... 225 223,067
Rogers Communications, Inc.
3.20% , 03/15/27 .................. 770 743,882
5.00% , 02/15/29 .................. 62 61,605
3.80% , 03/15/32 .................. 1,005 903,796
T-Mobile USA, Inc.
4.75% , 02/01/28 .................. 801 796,003
2.05% , 02/15/28 .................. 186 170,811
3.88% , 04/15/30 .................. 390 366,985
2.55% , 02/15/31 .................. 13 11,182
2.25% , 11/15/31 .................. 246 204,353
2.70% , 03/15/32 .................. 24 20,322
Vodafone Group plc, 7.88%, 02/15/30 ..... 22 24,912
3,773,374
Total Corporate Bonds — 21 .9%
(Cost: $ 168,282,959 ) .............................. 167,184,942
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(e)
Mizuho Markets Cayman LP ( GE Aerospace ) ,
11.57% , 01/24/25 ................. 3 443,536
Morgan Stanley & Co. LLC ( Howmet
Aerospace, Inc. ) , 10.24% , 02/14/25 ..... 2 207,802
651,338
Air Freight & Logistics — 0.0%
JPMorgan Structured Products BV ( United
Parcel Service, Inc. ) , 9.39% , 01/30/25
(b) (e)
. 1 162,136
Automobiles — 0.0%
UBS AG ( General Motors Co. ) ,
17.50% , 01/28/25
(b) (e)
............... 5 241,838
Banks — 0.3%
(b)(e)
Barclays Bank plc ( PNC Financial Services
Group, Inc. (The) ) , 6.93% , 01/15/25 ..... 1 152,243
Barclays Bank plc ( Wells Fargo & Co. ) ,
13.12% , 01/14/25 ................. 2 154,474
BNP Paribas SA ( JPMorgan Chase & Co. ) ,
14.33% , 01/15/25 ................. 3 646,418
JPMorgan Structured Products BV ( Bank of
America Corp. ) , 13.38% , 01/17/25 ...... 7 300,722
Security
Par (000)
Par (000) Value
Banks (continued)
Mizuho Markets Cayman LP ( Bank of America
Corp. ) , 11.22% , 01/15/25 ............ USD 4 $ 155,947
Mizuho Markets Cayman LP ( Citigroup, Inc. ) ,
10.02% , 01/14/25 ................. 2 108,156
Mizuho Markets Cayman LP ( Comerica, Inc. ) ,
16.42% , 01/22/25 ................. 2 96,093
Mizuho Markets Cayman LP ( JPMorgan Chase
& Co. ) , 9.67% , 01/14/25 ............. 1 156,491
Mizuho Markets Cayman LP ( Truist Financial
Corp. ) , 14.52% , 01/17/25 ............ 2 100,118
Royal Bank of Canada ( Wells Fargo & Co. ) ,
16.43% , 01/15/25 ................. 4 250,787
2,121,449
Beverages — 0.0%
(b)(e)
Mizuho Markets Cayman LP ( PepsiCo, Inc. ) ,
11.87% , 02/10/25 ................. 1 128,336
Societe Generale SA ( Coca-Cola Co. (The) ) ,
8.83% , 02/13/25 .................. 3 163,218
291,554
Biotechnology — 0.0%
Royal Bank of Canada ( AbbVie, Inc. ) ,
17.20% , 02/04/25
(b) (e)
............... —
(n)
55,200
Broadline Retail — 0.3%
(b)(e)
Citigroup, Inc. ( Amazon.com, Inc. ) ,
14.96% , 01/30/25 ................. 10 2,184,364
Societe Generale SA ( eBay, Inc. ) ,
16.30% , 02/26/25 ................. 3 160,620
2,344,984
Building Products — 0.2%
(b)(e)
Barclays Bank plc ( Allegion plc ) ,
7.03% , 02/20/25 .................. 1 125,352
Royal Bank of Canada ( Owens Corning ) ,
20.40% , 02/13/25 ................. 1 128,084
Societe Generale SA ( Johnson Controls
International plc ) , 15.42% , 01/29/25 ..... 2 157,102
Societe Generale SA ( Lennox International,
Inc. ) , 15.73% , 01/31/25 .............. 1 407,339
UBS AG ( Trane Technologies plc ) ,
11.30% , 02/03/25 ................. 1 316,431
1,134,308
Capital Markets — 0.4%
(b)(e)
BMO Capital Markets Corp. ( LPL Financial
Holdings, Inc. ) , 17.87% , 01/30/25 ....... 1 296,342
JPMorgan Structured Products BV ( Charles
Schwab Corp. (The) ) , 11.92% , 01/21/25 .. 1 98,267
JPMorgan Structured Products BV ( CME
Group, Inc. ) , 19.04% , 02/14/25 ........ 1 186,502
JPMorgan Structured Products BV ( Goldman
Sachs Group, Inc. (The) ) , 14.22% , 01/16/25 —
(n)
205,635
JPMorgan Structured Products BV ( Morgan
Stanley ) , 18.08% , 01/17/25 ........... 3 390,556
JPMorgan Structured Products BV ( Raymond
James Financial, Inc. ) , 17.59% , 01/29/25 .. 1 181,777
JPMorgan Structured Products BV ( S&P Global,
Inc. ) , 7.44% , 02/10/25 .............. 1 665,139
Mizuho Markets Cayman LP ( Goldman Sachs
Group, Inc. (The) ) , 11.32% , 01/14/25 .... —
(n)
154,650
Societe Generale SA ( Nasdaq, Inc. ) ,
11.30% , 01/31/25 ................. 3 236,647
UBS AG ( Blackstone, Inc. ) , 11.90% , 01/27/25 . 2 308,125
UBS AG ( Interactive Brokers Group, Inc. ) ,
17.30% , 01/16/25 ................. 1 129,999

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS AG ( KKR & Co., Inc. ) , 12.50% , 02/07/25 . USD 2 $ 258,842
3,112,481
Chemicals — 0.1%
(b)(e)
BNP Paribas SA ( Air Products and Chemicals,
Inc. ) , 15.55% , 02/04/25 .............. 1 158,140
BNP Paribas SA ( Sherwin-Williams Co. (The) ) ,
7.30% , 01/27/25 .................. 1 238,281
Royal Bank of Canada ( Axalta Coating Systems
Ltd. ) , 11.72% , 02/06/25 .............. 2 72,844
Societe Generale SA ( CF Industries Holdings,
Inc. ) , 13.01% , 02/13/25 .............. 2 131,989
Societe Generale SA ( Linde plc ) ,
6.15% , 02/05/25 .................. —
(n)
78,643
679,897
Commercial Services & Supplies — 0.0%
Barclays Bank plc ( Republic Services, Inc. ) ,
7.93% , 02/27/25
(b) (e)
................ 1 290,199
Communications Equipment — 0.1%
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 15.93% , 02/13/25
(b) (e)
........... 1 403,628
Construction & Engineering — 0.0%
JPMorgan Structured Products BV ( Vinci SA ) ,
20.11% , 01/21/25
(b) (e)
............... 2 156,871
Construction Materials — 0.0%
(b)(e)
Royal Bank of Canada ( Martin Marietta
Materials, Inc. ) , 10.80% , 02/13/25 ...... —
(n)
100,283
Royal Bank of Canada ( Vulcan Materials Co. ) ,
10.66% , 02/19/25 ................. —
(n)
101,613
201,896
Consumer Finance — 0.1%
(b)(e)
Mizuho Markets Cayman LP ( Ally Financial,
Inc. ) , 17.77% , 01/22/25 .............. 4 152,434
UBS AG ( American Express Co. ) ,
12.60% , 01/28/25 ................. 1 319,544
471,978
Consumer Staples Distribution & Retail — 0.2%
(b)(e)
Barclays Bank plc ( Kroger Co. (The) ) ,
9.52% , 01/21/25 .................. 2 111,185
BMO Capital Markets Corp. ( US Foods Holding
Corp. ) , 11.56% , 02/13/25 ............ 3 186,736
HSBC Bank plc ( Sprouts Farmers Market, Inc. ) ,
15.86% , 02/20/25 ................. 2 261,316
Mizuho Markets Cayman LP ( Walmart, Inc. ) ,
8.41% , 02/21/25 .................. 3 266,131
Societe Generale SA ( Target Corp. ) ,
12.83% , 01/08/25 ................. 2 284,836
UBS AG ( BJ's Wholesale Club Holdings, Inc. ) ,
13.00% , 01/08/25 ................. 3 255,838
UBS AG ( Walmart, Inc. ) , 11.00% , 01/08/25 ... 2 164,125
1,530,167
Diversified Telecommunication Services — 0.1%
Societe Generale SA ( AT&T, Inc. ) ,
18.32% , 01/24/25
(b) (e)
............... 17 397,745
Electric Utilities — 0.0%
Morgan Stanley & Co. LLC ( Constellation
Energy Corp. ) , 16.94% , 02/28/25
(b) (e)
..... 1 263,041
Electrical Equipment — 0.1%
(b)(e)
Morgan Stanley & Co. LLC ( Eaton Corp. plc ) ,
9.65% , 02/03/25 .................. 1 436,828
Societe Generale SA ( Emerson Electric Co. ) ,
12.76% , 02/06/25 ................. 2 211,616
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
UBS AG ( GE Vernova, Inc. ) , 22.80% , 02/14/25 USD 1 $ 337,075
985,519
Electronic Equipment, Instruments & Components — 0.2%
(b)(e)
BMO Capital Markets Corp. ( Corning, Inc. ) ,
12.63% , 01/29/25 ................. 5 214,517
Royal Bank of Canada ( Flex Ltd. ) ,
19.34% , 01/30/25 ................. 11 438,833
Royal Bank of Canada ( Zebra Technologies
Corp. ) , 13.97% , 02/12/25 ............ 1 261,866
Societe Generale SA ( Amphenol Corp. ) ,
12.00% , 01/22/25 ................. 3 205,801
1,121,017
Energy Equipment & Services — 0.0%
(b)(e)
Barclays Bank plc ( Schlumberger NV ) ,
21.96% , 01/22/25 ................. 3 97,309
Royal Bank of Canada ( Baker Hughes Co. ) ,
13.61% , 01/23/25 ................. 3 132,475
229,784
Entertainment — 0.1%
(b)(e)
BNP Paribas SA ( Netflix, Inc. ) , 9.72% , 01/24/25 —
(n)
420,749
Mizuho Markets Cayman LP ( Netflix, Inc. ) ,
14.57% , 01/23/25 ................. 1 542,018
962,767
Financial Services — 0.3%
(b)(e)
Barclays Bank plc ( PayPal Holdings, Inc. ) ,
16.65% , 02/04/25 ................. 4 318,965
BMO Capital Markets Corp. ( Global Payments,
Inc. ) , 19.34% , 02/13/25 .............. 2 212,525
JPMorgan Structured Products BV ( Visa, Inc. ) ,
6.41% , 01/23/25 .................. 2 632,470
Mizuho Markets Cayman LP ( Fidelity National
Information Services, Inc. ) , 8.87% , 02/25/25 4 292,621
Mizuho Markets Cayman LP ( Mastercard, Inc. ) ,
7.12% , 01/29/25 .................. 1 269,486
UBS AG ( Fiserv, Inc. ) , 10.90% , 02/06/25 .... 3 520,338
2,246,405
Food Products — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Mondelez
International, Inc. ) , 13.61% , 01/29/25 .... 3 182,794
Citigroup, Inc. ( General Mills, Inc. ) ,
15.68% , 02/03/25 ................. 3 190,947
JPMorgan Structured Products BV ( Bunge
Global SA ) , 13.35% , 02/06/25 ......... 1 76,193
Royal Bank of Canada ( Archer-Daniels-Midland
Co. ) , 10.95% , 01/08/25 .............. 3 152,655
602,589
Ground Transportation — 0.1%
(b)(e)
BNP Paribas SA ( Lyft, Inc. ) , 36.88% , 02/12/25 15 200,940
BNP Paribas SA ( Uber Technologies, Inc. ) ,
13.24% , 02/10/25 ................. 6 368,140
Citigroup, Inc. ( CSX Corp. ) , 12.15% , 01/24/25 4 145,946
Mizuho Markets Cayman LP ( Uber
Technologies, Inc. ) , 13.82% , 02/06/25 .... 2 133,800
848,826
Health Care Equipment & Supplies — 0.2%
(b)(e)
BMO Capital Markets Corp. ( Zimmer Biomet
Holdings, Inc. ) , 10.80% , 02/06/25 ....... 2 215,493
Citigroup, Inc. ( Dexcom, Inc. ) , 29.98% , 02/07/25 2 164,629
Royal Bank of Canada ( Becton Dickinson &
Co. ) , 10.05% , 02/04/25 .............. 1 163,043
Royal Bank of Canada ( GE HealthCare
Technologies, Inc. ) , 10.49% , 02/05/25 .... 3 256,852

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Royal Bank of Canada ( Stryker Corp. ) ,
9.55% , 01/29/25 .................. USD 1 $ 262,361
Societe Generale SA ( Align Technology, Inc. ) ,
23.25% , 01/31/25 ................. 1 177,624
Societe Generale SA ( Boston Scientific Corp. ) ,
9.47% , 01/31/25 .................. 3 241,886
1,481,888
Health Care Providers & Services — 0.2%
(b)(e)
Citigroup, Inc. ( McKesson Corp. ) ,
10.84% , 02/06/25 ................. —
(n)
270,458
JPMorgan Structured Products BV ( CVS Health
Corp. ) , 40.54% , 02/06/25 ............ 5 244,431
JPMorgan Structured Products BV ( Humana,
Inc. ) , 27.06% , 01/29/25 .............. 1 302,812
Mizuho Markets Cayman LP ( Centene Corp. ) ,
19.01% , 02/06/25 ................. 2 114,010
Societe Generale SA ( Cigna Group (The) ) ,
14.63% , 02/03/25 ................. 1 265,146
Societe Generale SA ( Labcorp Holdings, Inc. ) ,
10.65% , 02/14/25 ................. 1 269,152
Societe Generale SA ( Molina Healthcare, Inc. ) ,
21.86% , 02/07/25 ................. 1 265,908
1,731,917
Hotels, Restaurants & Leisure — 0.3%
(b)(e)
Barclays Bank plc ( Shake Shack, Inc. ) ,
23.88% , 02/13/25 ................. 1 128,929
BMO Capital Markets Corp. ( Brinker
International, Inc. ) , 24.41% , 01/30/25 .... 1 164,816
BMO Capital Markets Corp. ( Hyatt Hotels
Corp. ) , 15.73% , 02/25/25 ............ 1 133,882
Citigroup, Inc. ( Royal Caribbean Cruises Ltd. ) ,
21.39% , 01/30/25 ................. 1 259,849
HSBC Bank plc ( Booking Holdings, Inc. ) ,
8.61% , 02/20/25 .................. —
(n)
385,499
JPMorgan Structured Products BV ( Starbucks
Corp. ) , 11.39% , 01/29/25 ............ 2 179,859
Mizuho Markets Cayman LP ( Domino's Pizza,
Inc. ) , 14.67% , 02/25/25 .............. —
(n)
100,384
Royal Bank of Canada ( Chipotle Mexican Grill,
Inc. ) , 12.30% , 02/04/25 .............. 2 101,707
Royal Bank of Canada ( McDonald's Corp. ) ,
10.01% , 02/04/25 ................. 1 318,173
Royal Bank of Canada ( Yum! Brands, Inc. ) ,
7.69% , 02/04/25 .................. 1 163,672
Societe Generale SA ( Hilton Worldwide
Holdings, Inc. ) , 6.84% , 02/07/25 ........ 1 214,301
2,151,071
Household Durables — 0.0%
JPMorgan Structured Products BV ( Whirlpool
Corp. ) , 14.25% , 01/29/25
(b) (e)
.......... 1 141,255
Insurance — 0.1%
(b)(e)
BNP Paribas SA ( Chubb Ltd. ) , 7.98% , 01/31/25 1 263,836
Citigroup, Inc. ( Aon plc ) , 9.15% , 02/04/25 ... —
(n)
157,571
JPMorgan Structured Products BV ( Progressive
Corp. (The) ) , 9.82% , 01/27/25 ......... 1 143,670
Mizuho Markets Cayman LP ( Allstate Corp.
(The) ) , 8.82% , 02/05/25 ............. 1 108,993
Mizuho Markets Cayman LP ( Hartford Financial
Services Group, Inc. (The) ) , 6.52% , 01/31/25 1 101,550
Societe Generale SA ( Allstate Corp. (The) ) ,
10.61% , 02/04/25 ................. 1 213,805
989,425
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.6%
(b)(e)
BNP Paribas SA ( Alphabet, Inc. ) ,
8.31% , 01/31/25 .................. USD 6 $ 1,103,235
Mizuho Markets Cayman LP ( Meta Platforms,
Inc. ) , 12.10% , 01/31/25 .............. 1 822,791
Royal Bank of Canada ( Alphabet, Inc. ) ,
16.77% , 01/29/25 ................. 8 1,512,359
Societe Generale SA ( Meta Platforms, Inc. ) ,
20.68% , 01/29/25 ................. 1 859,997
4,298,382
IT Services — 0.0%
UBS AG ( Snowflake, Inc. ) , 26.70% , 01/08/25
(b) (e)
1 146,138
Life Sciences Tools & Services — 0.1%
(b)(e)
Societe Generale SA ( Charles River
Laboratories International, Inc. ) ,
20.25% , 02/13/25 ................. —
(n)
79,370
Societe Generale SA ( Illumina, Inc. ) ,
31.24% , 02/06/25 ................. 1 128,455
Societe Generale SA ( Thermo Fisher Scientific,
Inc. ) , 15.23% , 01/31/25 .............. 1 374,799
UBS AG ( Danaher Corp. ) , 11.80% , 01/30/25 .. 1 209,894
792,518
Machinery — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Illinois Tool Works,
Inc. ) , 10.56% , 01/30/25 .............. —
(n)
127,397
BNP Paribas SA ( Ingersoll Rand, Inc. ) ,
11.03% , 02/12/25 ................. 1 99,400
Societe Generale SA ( Parker-Hannifin Corp. ) ,
8.77% , 01/29/25 .................. —
(n)
129,346
Societe Generale SA ( Westinghouse Air Brake
Technologies Corp. ) , 11.76% , 02/14/25 ... 1 259,199
UBS AG ( Deere & Co. ) , 15.70% , 01/08/25 ... 1 257,923
873,265
Media — 0.0%
(b)(e)
Mizuho Markets Cayman LP ( Charter
Communications, Inc. ) , 22.72% , 02/04/25 . 1 198,716
Societe Generale SA ( Comcast Corp. ) ,
16.47% , 01/23/25 ................. 3 128,588
327,304
Metals & Mining — 0.0%
(b)(e)
Mizuho Markets Cayman LP ( Freeport-
McMoRan, Inc. ) , 19.82% , 01/24/25 ...... 2 66,065
UBS AG ( Freeport-McMoRan, Inc. ) ,
22.60% , 01/24/25 ................. 4 166,933
232,998
Oil, Gas & Consumable Fuels — 0.1%
(b)(e)
BNP Paribas SA ( EOG Resources, Inc. ) ,
10.43% , 02/24/25 ................. 2 250,101
BNP Paribas SA ( Marathon Petroleum Corp. ) ,
13.83% , 01/31/25 ................. 1 195,702
445,803
Pharmaceuticals — 0.2%
(b)(e)
BMO Capital Markets Corp. ( Elanco Animal
Health, Inc. ) , 26.79% , 02/25/25 ........ 11 133,398
BNP Paribas SA ( Pfizer, Inc. ) , 16.67% , 01/31/25 21 541,176
Mizuho Markets Cayman LP ( Zoetis, Inc. ) ,
11.82% , 02/12/25 ................. 1 201,488
Societe Generale SA ( Bristol-Myers Squibb
Co. ) , 18.56% , 02/05/25 .............. 2 110,839
Societe Generale SA ( Merck & Co., Inc. ) ,
16.76% , 02/04/25 ................. 1 106,872
1,093,773

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(b)(e)
BNP Paribas SA ( Automatic Data Processing,
Inc. ) , 7.51% , 02/03/25 .............. USD 1 $ 308,440
Citigroup, Inc. ( Equifax, Inc. ) , 13.69% , 02/07/25 —
(n)
79,764
Royal Bank of Canada ( Automatic Data
Processing, Inc. ) , 10.54% , 01/30/25 ..... 1 159,061
Societe Generale SA ( TransUnion ) ,
17.06% , 02/13/25 ................. 2 153,845
701,110
Real Estate Management & Development — 0.0%
Societe Generale SA ( CBRE Group, Inc. ) ,
11.77% , 02/14/25
(b) (e)
............... 2 238,036
Semiconductors & Semiconductor Equipment — 0.5%
(b)(e)
Citigroup, Inc. ( QUALCOMM, Inc. ) ,
23.51% , 01/29/25 ................. 2 290,933
JPMorgan Structured Products BV ( KLA Corp. ) ,
14.38% , 01/27/25 ................. —
(n)
258,043
Mizuho Markets Cayman LP ( Applied Materials,
Inc. ) , 12.12% , 02/18/25 .............. 1 205,689
Mizuho Markets Cayman LP ( Lam Research
Corp. ) , 17.00% , 01/27/25 ............ 4 261,207
Royal Bank of Canada ( NVIDIA Corp. ) ,
14.59% , 02/24/25 ................. 12 1,600,757
Societe Generale SA ( Texas Instruments, Inc. ) ,
13.80% , 01/23/25 ................. 1 209,391
UBS AG ( NVIDIA Corp. ) , 27.40% , 01/08/25 .. 7 982,247
3,808,267
Software — 0.8%
(b)(e)
BMO Capital Markets Corp. ( Fair Isaac Corp. ) ,
21.07% , 01/23/25 ................. —
(n)
154,506
BNP Paribas SA ( Microsoft Corp. ) ,
7.57% , 01/31/25 .................. 2 803,973
HSBC Bank plc ( Microsoft Corp. ) ,
9.81% , 01/29/25 .................. 5 2,178,684
JPMorgan Structured Products BV ( Intuit, Inc. ) ,
9.64% , 02/24/25 .................. 1 317,614
JPMorgan Structured Products BV ( Salesforce,
Inc. ) , 15.15% , 01/21/25 .............. 2 514,326
Mizuho Markets Cayman LP ( Adobe, Inc. ) ,
11.47% , 03/13/25 ................. 1 534,403
Mizuho Markets Cayman LP ( Palantir
Technologies, Inc. ) , 19.02% , 02/06/25 .... 3 238,112
Royal Bank of Canada ( Cadence Design
Systems, Inc. ) , 15.82% , 02/11/25 ....... 1 218,739
Societe Generale SA ( ServiceNow, Inc. ) ,
15.13% , 01/24/25 ................. 1 626,646
UBS AG ( Palo Alto Networks, Inc. ) ,
19.60% , 01/08/25 ................. 1 244,412
5,831,415
Specialized REITs — 0.0%
Mizuho Markets Cayman LP ( VICI Properties,
Inc. ) , 13.72% , 02/20/25
(b) (e)
........... 3 77,499
Specialty Retail — 0.1%
(b)(e)
Royal Bank of Canada ( Lowe's Cos., Inc. ) ,
12.54% , 01/08/25 ................. 1 149,705
Royal Bank of Canada ( Williams-Sonoma, Inc. ) ,
24.49% , 01/08/25 ................. —
(n)
85,053
Societe Generale SA ( O'Reilly Automotive, Inc. ) ,
10.27% , 02/07/25 ................. —
(n)
159,787
UBS AG ( TJX Cos., Inc. (The) ) ,
6.40% , 01/08/25 .................. 2 270,897
665,442
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.3%
(b)(e)
BNP Paribas SA ( Apple, Inc. ) , 5.22% , 01/29/25 USD 10 $ 2,384,068
Mizuho Markets Cayman LP ( Western Digital
Corp. ) , 20.42% , 01/24/25 ............ 2 137,768
2,521,836
Textiles, Apparel & Luxury Goods — 0.1%
(b)(e)
BNP Paribas SA ( Deckers Outdoor Corp. ) ,
13.58% , 01/31/25 ................. —
(n)
86,696
Mizuho Markets Cayman LP ( Deckers Outdoor
Corp. ) , 15.52% , 01/31/25 ............ 1 163,930
Royal Bank of Canada ( Levi Strauss & Co. ) ,
11.51% , 01/23/25 ................. 9 163,377
414,003
Tobacco — 0.1%
(b)(e)
Societe Generale SA ( Altria Group, Inc. ) ,
22.27% , 01/29/25 ................. 4 210,653
UBS AG ( Philip Morris International, Inc. ) ,
13.80% , 02/07/25 ................. 4 509,983
720,636
Wireless Telecommunication Services — 0.0%
Societe Generale SA ( T-Mobile US, Inc. ) ,
8.65% , 01/24/25
(b) (e)
................ 1 224,162
Total Equity-Linked Notes — 6 .7%
(Cost: $ 53,232,396 ) ............................... 51,415,760
Fixed Rate Loan Interests
Health Care Technology — 0.1%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. 172 172,968
Media — 0.0%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(c)
............. 60 58,950
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
11/03/31
(c)
................. 313 313,000
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 544,776 ) ................................. 544,918
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp.
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.03% , 05/25/28 .......... 502 335,213
Bleriot US Bidco, Inc., 1st Lien Term Loan ,
10/31/30
(o)
...................... 195 196,086
Cobham Ultra US Co-Borrower LLC, 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 9.24%
,
08/03/29 .. 257 255,470
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... 290 290,998
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... 111 111,237
GOAT Holdco LLC, 1st Lien Term Loan B ,
12/10/31
(o)
...................... 85 84,958
Ovation Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.10%
,
04/19/31 .................. 94 94,293

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/01/28 .................. USD 403 $ 374,508
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 7.75%),
12.36%
,
02/01/29 ................. 73 58,635
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
09/14/29 ............ 22 22,021
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.08%
,
11/06/28 ....... 72 72,206
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
11/21/31 ............. 54 53,694
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
02/28/31 .................. 964 965,643
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
03/22/30 .................. 627 628,575
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.83%
,
01/19/32 .................. 151 150,858
3,694,395
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
02/06/29 ............ 383 361,573
Clarios Global LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
05/06/30 .................. 658 659,550
DexKo Global, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.34%
,
10/04/28 .................. 45 42,191
Gates Global LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
11/16/29 ............. 85 84,660
Gates Global LLC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
06/04/31 ............. 299 299,298
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.62%
,
11/17/28 .................. 200 193,884
1,641,156
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.86%
,
07/02/31
(a)
.......... 138 137,653
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan ,
01/24/29
(o)
...................... 469 306,820
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.70%
,
01/24/30 ................. 200 66,178
372,998
Biotechnology — 0.1%
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
11/15/28
(a)
........... 412 414,478
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.72%
,
11/23/28
(c)
USD 100 $ 99,781
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
03/15/30 ............. 649 649,623
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
12/21/27 .................. 31 19,334
768,738
Building Products — 0.2%
(a)
AZEK Group LLC (The), 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.36%
,
09/26/31 ............ 142 142,088
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
05/14/29 .................. 42 42,334
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.71%
,
11/03/28 .................. 493 495,802
Cornerstone Building Brands, Inc., 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.75%
,
04/12/28 .. 48 45,593
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.42%
,
11/23/27 ............. 94 91,397
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
10/02/28 ............ 123 123,612
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
08/05/31 .................. 518 518,288
1,459,114
Capital Markets — 0.3%
(a)
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/09/30 ............ 75 75,394
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.27%
,
12/20/29 .................. 254 254,731
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.61%
,
04/30/31 .................. 134 133,916
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
11/25/31
(o)
...................... 191 192,398
Castlelake Aviation One LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.11%
,
10/22/27 ....... 44 44,199
Castlelake Aviation One LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.86%
,
10/22/26 ....... 166 165,880
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.38%
,
04/07/28 . 214 214,682
Focus Financial Partners LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
09/11/31 ....... 219 221,154
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.82%
,
05/31/31 ....... 34 33,887
Grant Thornton Advisors LLC, 1st Lien Term
Loan B , 06/02/31
(o)
................. 25 24,721

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.40%
,
12/15/31 ............ USD 115 $ 114,085
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
10/21/31 ............ 123 123,385
Learning Care Group US No. 2, Inc., 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.52%
,
08/11/28 ... 16 15,934
NGP XI Midstream Holdings LLC, 1st Lien Term
Loan , (12-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.33%
,
07/25/31
(c)
...... 23 23,173
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
08/17/28
(o)
...................... 168 168,552
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
06/25/31 ....... 154 153,807
Planet US Buyer LLC, 1st Lien Term Loan ,
02/07/31
(o)
...................... 148 148,736
2,108,634
Chemicals — 0.6%
(a)
ARC Falcon I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.96%
,
10/02/28 .................. 100 100,799
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 8.46%
,
11/24/27 ....... 256 255,575
Ascend Performance Materials Operations LLC,
1st Lien Term Loan , (6-mo. CME Term SOFR
at 0.00% Floor + 4.75%), 9.10%
,
08/27/26 . 34 29,245
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.57%
,
08/18/28 ............ 254 254,752
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.34%
,
12/29/27 ............ 29 25,588
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.02%
,
11/01/30 .................. 409 409,837
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(o)
...................... 53 53,105
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.84%
,
06/12/31 .. 312 312,599
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/18/30 ............. 362 362,584
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
02/15/30 .................. 205 205,737
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
02/18/30 ............ 40 39,742
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
10/07/31
(c)
........... 90 90,788
Lonza Group AG, Facility 1st Lien Term Loan B ,
07/03/28
(o)
...................... 282 276,415
LSF11 A5 HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
10/16/28 ............ 186 186,565
Security
Par (000)
Par (000) Value
Chemicals (continued)
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.34%
,
11/21/31
(c)
............ USD 130 $ 130,325
Momentive Performance Materials, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.36%
,
03/29/28 .. 303 306,156
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.66%
,
04/03/28 ............ 211 211,906
Olympus Water US Holding Corp., 1st Lien
Term Loan B5 , 06/20/31
(o)
............ 307 307,337
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 3.00% Floor + 8.00%), 12.36%
,
06/23/25
(c)
14 13,981
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
12/31/26 . 121 103,540
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.52%
,
09/11/31 ............. 87 87,326
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.11%
,
12/14/27 .................. 48 48,037
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.80%
,
08/02/30 ............ 252 253,789
W.R. Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.85%
,
09/22/28 ............ 245 246,631
4,312,359
Commercial Services & Supplies — 0.6%
(a)
Action Environmental Group, Inc. (The), 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.35%
,
10/24/30
(c)
. 51 51,267
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.21%
,
05/12/28 ....... 753 755,225
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
04/06/28 ............ 81 80,895
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
06/24/30 ............ 452 454,385
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
08/02/28
(c)
...... 515 519,183
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
09/06/27 ............ 244 244,324
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
10/10/28 .................. 132 133,214
Covanta Holding Corp., 1st Lien Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%;
6-mo. CME Term SOFR at 0.50% Floor +
2.50% + 0.00%), 7.07%
,
11/30/28 ...... 169 168,912
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
09/17/31 ....... 758 758,255
Garda World Security Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.90%
,
02/01/29 ....... 103 102,764

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.61%
,
07/03/31 ............ USD 153 $ 152,784
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.34%
,
10/17/30 ....... 74 73,912
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
10/30/28 .................. 208 200,663
Madison Safety & Flow LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
09/26/31 ....... 63 63,255
Minimax Viking GmbH, Facility 1st Lien Term
Loan B1D , (1-mo. CME Term SOFR at
0.75% Floor + 2.75%), 7.22%
,
07/31/28 .. 49 48,775
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.52%
,
10/15/30 .. 60 59,794
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.02%
,
11/30/28 ............. 27 27,358
Reworld Holding Corp., 1st Lien Term Loan C
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.70% , 11/30/28 ........... 13 13,188
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.02% , 11/30/28 ........... 2 1,503
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.07%
,
11/14/30 .................. 9 8,949
Skopima Consilio Parent LLC, 1st Lien Term
Loan , 05/12/28
(o)
.................. 61 61,152
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
08/31/28 ............ 653 655,386
TruGreen LP, 1st Lien Term Loan B , 11/02/27
(o)
127 123,578
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.76%
,
02/24/31 .................. 186 186,465
4,945,186
Communications Equipment — 0.0%
(a)
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.37%
,
10/24/30 .................. 162 162,790
Viasat, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.97% , 03/02/29 .......... 82 73,779
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.06% , 05/30/30 .......... 41 36,930
273,499
Construction & Engineering — 0.2%
(a)
AECOM, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.32%
,
04/18/31 .................. 118 118,637
Arcosa, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.71%
,
08/15/31 .................. 255 256,754
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
08/01/30 ....... 601 583,575
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.84%
,
11/03/31 ............. 51 51,160
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.47%
,
01/21/28 .................. USD 190 $ 191,249
Refficiency Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.96%
,
12/16/27 ............ 70 70,299
1,271,674
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
01/31/31 .................. 302 303,125
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.57%
,
03/08/29 ................. 90 88,407
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.50%
,
04/30/29 ....... 169 166,948
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
04/14/31 ............ 55 54,525
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
03/19/29 ............ 39 39,353
Smyrna Ready Mix Concrete LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.86%
,
04/02/29
(c)
. 35 35,467
Standard Building Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
09/22/28 ....... 46 46,255
Summit Materials LLC, 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.15%
,
01/12/29 ............ 51 50,627
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.82%
,
10/19/29 . 589 589,357
1,374,064
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , 02/07/28
(o)
56 56,430
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11% , 11/22/28 ........... 41 41,326
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11% , 10/03/31 ........... 200 201,022
298,778
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.00%), 7.53%
,
11/29/30 ....... 671 674,211
Mauser Packaging Solutions Holding Co.,
Facility 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.59%
,
04/15/27 .................. 154 155,273
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.36%
,
07/31/26 .................. 29 28,842
Reynolds Consumer Products LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.21%
,
02/04/27 .. 13 12,585

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.19%
,
09/15/28 ........... USD 109 $ 109,393
980,304
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.60%
,
10/28/27
(a)
................. 206 173,312
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , 11/24/28
(o)
............. 285 285,205
Kuehg Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.25%), 7.28%
- 7.84%
,
06/12/30 ................. 76 76,902
OMNIA Partners LLC, 1st Lien Term Loan B ,
07/25/30
(o)
...................... 150 150,616
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31
(c)
................. 4 4,342
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.33%
,
09/30/30 ....... 159 159,820
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
03/26/31 ............ 117 117,853
Veritas Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 12.50%),
16.93%
,
06/30/31
(c)
................ 13 13,011
Wand NewCo 3, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
01/30/31 ............ 355 356,200
WCG Intermediate Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 7.86%
,
01/08/27 ............ 109 109,588
1,273,537
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.43%
,
01/30/26
(c)
................. 82 75,563
Connect Finco SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.86%
,
09/13/29 ............ 84 73,641
Iridium Satellite LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.61%
,
09/20/30 ............ 68 68,158
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/16/29 ............ 48 48,681
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/15/30 ............ 48 49,026
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28 ............ 7 7,236
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , 04/16/29
(o)
.................... 177 165,755
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
04/15/30 ........... 59 54,452
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.72%
,
09/01/28 .................. 86 76,453
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Radiate Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
09/25/26 ............ USD 221 $ 192,953
UPC Financing Partnership, Facility 1st Lien
Term Loan AX , (1-mo. CME Term SOFR at
0.00% Floor + 2.93%), 7.44%
,
01/31/29 .. 42 41,910
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.76%
,
01/31/29 ....... 44 43,711
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.47%
,
03/09/27 ............ 828 773,726
1,671,265
Electric Utilities — 0.1%
(a)
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.32%
,
05/30/31 ....... 29 29,095
Hamilton Projects Acquiror LLC, 1st Lien Term
Loan B , 05/22/31
(o)
................. 32 32,185
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.35%
,
04/16/31 .................. 195 195,032
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/20/30 ............. 206 206,296
462,608
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.50%),
9.57%
,
06/23/28
(a)
................. 298 299,404
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.09%
,
06/20/31 .................. 156 156,485
Coherent Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
07/02/29 .................. 287 287,297
443,782
Entertainment — 0.4%
(a)
Aristocrat Technologies, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.68%
,
05/24/29 ....... 69 68,740
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.47%
,
07/22/30 ............ 186 184,871
Creative Artists Agency LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
10/01/31 ....... 461 462,586
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/10/31
(o)
...................... 311 311,410
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(o)
...................... 157 157,733
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.22%
,
10/19/26 ....... 241 240,281
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.83%
,
11/13/29 ........... 305 301,189
NEP Group, Inc., 1st Lien Term Loan B ,
08/19/26
(o)
...................... 164 149,251

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.22%
,
03/13/28 ....... USD 179 $ 179,486
UFC Holdings LLC, 1st Lien Term Loan B4 ,
11/14/31
(o)
...................... 283 284,223
William Morris Endeavor Entertainment LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.22%
,
05/19/25 .. 302 302,138
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.34%
,
01/24/31 ............ 577 575,238
3,217,146
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (12-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.62%
,
12/21/28 .. 221 221,195
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
01/03/29 .................. 291 291,428
Belron Finance US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.27%
,
10/16/31 ............ 292 294,644
Boost Newco Borrower LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.83%
,
01/31/31 ........... 669 671,973
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
09/01/28
(o)
...................... 81 80,677
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
05/19/31 .................. 265 264,576
CPI Holdco B LLC, 1st Lien Term Loan B ,
05/19/31
(o)
...................... 132 131,835
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.08%
,
04/09/27 ....... 454 443,609
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.62%
,
04/07/28 ............ 129 122,961
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
06/27/29 .................. 24 24,052
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
01/31/30 ............ 60 59,902
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
02/18/31 ............ 328 329,905
LBM Acquisition LLC, 1st Lien Term Loan ,
12/17/27
(o)
...................... 50 49,950
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , 11/17/31
(o)
............ 309 309,290
Sotera Health Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
05/30/31 ....... 354 354,336
3,650,333
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.22%
,
10/01/25 .. 114 110,873
Chobani LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 7.72% , 10/25/27 .......... 324 326,621
Security
Par (000)
Par (000) Value
Food Products (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.11% , 10/25/27 ........... USD 50 $ 50,853
H-Food Holdings LLC, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 4.69%),
12.44%
,
05/23/25
(d) (h)
............... 37 18,455
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.97%
,
11/13/29 ....... 104 104,338
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.12%
,
03/31/28 ............ 94 94,546
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
01/20/28 ............. 300 300,716
1,006,402
Gas Utilities — 0.0%
NGL Energy Operating LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.11%
,
02/03/31
(a)
...... 86 85,712
Ground Transportation — 0.1%
(a)
Avis Budget Car Rental LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 1.75%), 6.22%
,
08/06/27 ....... 125 123,504
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
04/10/31
(o)
...................... 729 727,021
Hertz Corp. (The), 1st Lien Term Loan B ,
06/30/28
(o)
...................... 150 134,360
Hertz Corp. (The), 1st Lien Term Loan C ,
06/30/28
(o)
...................... 29 26,240
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 12.52%
,
08/20/29 ............ 30 12,347
1,023,472
Health Care Equipment & Supplies — 0.1%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.69%
,
05/10/27 ............ 455 456,499
Bausch + Lomb Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%
,
09/29/28 ............ 126 126,370
582,869
Health Care Providers & Services — 0.5%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.44%
,
09/29/28 ....... 135 135,113
Concentra Health Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
07/26/31
(c)
...... 61 61,228
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.59%
,
08/01/29 ............ 249 250,259
Examworks Bidco, Inc., 1st Lien Term Loan ,
11/01/28
(o)
...................... 344 344,563
EyeCare Partners LLC, 1st Lien Term Loan A ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.37%
,
08/31/28 ............ 23 22,916
EyeCare Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.72%
,
11/30/28 ............. 114 87,184
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.47%
,
11/30/28
(c) (d) (h)
......... 6 1,251

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Ingenovis Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.03%
,
03/06/28 ............ USD 65 $ 37,494
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.19%
,
11/01/28 ....... 40 27,771
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 7.00%), 11.69%
,
11/01/29 ....... 110 55,000
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/23/28 ............ 1,507 1,511,336
Oculus Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.09%
,
11/08/27 ............. 253 254,215
Option Care Health, Inc., 1st Lien Term Loan B ,
10/27/28
(o)
...................... 414 415,802
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
10/24/31 ....... 93 93,110
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.09%
,
12/19/30 ....... 303 305,092
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
08/01/31 .................. 89 89,259
3,691,593
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
02/15/29
(o)
...................... 674 674,871
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.55%
,
05/01/31 .................. 502 503,776
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
10/01/27 ............ 326 315,020
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
11/03/31 ....... 153 154,210
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
06/02/28 .................. 695 696,069
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.32%
,
10/22/29 ............ 67 66,833
2,410,779
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
05/18/30
(a)
........... 127 127,154
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
09/20/30 ............. 324 322,511
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.60%
,
02/02/26 ....... 324 207,987
Alterra Mountain Co., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
05/31/30 ............ 113 113,410
Bally's Corp., Facility 1st Lien Term Loan B ,
10/02/28
(o)
...................... 236 222,955
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.61%
,
02/06/30 ....... USD 82 $ 82,216
Caesars Entertainment, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.61%
,
02/06/31 ....... 714 714,545
Carnival Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
7.11%
,
08/09/27 .................. 64 64,059
Cedar Fair LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
05/01/31 .................. 125 125,566
Churchill Downs, Inc., Facility 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.46%
,
03/17/28
(c)
...... 263 263,499
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
12/02/31 ............ 75 74,906
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
01/29/29 ............ 714 715,860
Flutter Entertainment plc, 1st Lien Term Loan B ,
11/25/30
(o)
...................... 579 577,180
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
11/30/29 ............. 382 382,716
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
11/01/29 ....... 196 195,399
Herschend Entertainment Co. LLC, 1st Lien
Term Loan , 08/28/28
(o)
.............. 29 28,765
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.09%
,
11/08/30 ... 244 244,732
IRB Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.86%
,
12/15/27 ............ 282 282,153
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.63%
,
04/16/29 ....... 303 304,296
Packers Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.71%
,
03/02/28 ............ 69 34,421
Penn National Gaming, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
05/03/29 ............ 218 218,755
Playa Resorts Holding BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.11%
,
01/05/29 ............. 37 37,244
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
04/04/29 ....... 152 152,228
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.36%
,
12/04/31 .. 129 128,381
Station Casinos LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.38%
,
03/14/31 ....... 402 402,317
Whatabrands LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
08/03/28 ............ 455 455,232

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/24/30 ....... USD 351 $ 350,639
6,701,972
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.84%
,
05/17/28 ............ 128 102,915
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.02%
,
02/25/29 ............ 436 435,156
SWF Holdings I Corp. Delayed Draw Loan First
Lien , 10/06/28
(o)
................... 39 38,214
SWF Holdings I Corp. Term Loan First Lien ,
10/06/28
(o)
...................... 30 30,078
SWF Holdings I Corp. Term Loan Second Lien ,
10.81%
,
12/19/31 ................. 285 254,943
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
10/24/31 ............ 95 95,148
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.72%
,
10/29/27 ....... 411 409,081
1,365,535
Household Products — 0.0%
Energizer Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
12/22/27
(a)
........... 46 45,700
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , 07/19/30
(o)
.............. 286 284,711
Calpine Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.57%
,
01/31/31 .................. 43 42,705
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.25%), 6.76%
,
12/15/27 ............ 143 143,868
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.02%
,
12/11/31 ............. 51 51,127
522,411
Industrial Conglomerates — 0.1%
(a)
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
10/09/31 ............ 60 60,300
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(o)
...................... 354 355,146
EMRLD Borrower LP, 1st Lien Term Loan B ,
05/31/30
(o)
...................... 522 523,241
938,687
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
09/19/31 ....... 927 928,784
AmWINS Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.72%
,
02/21/28 ............ 425 425,691
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , 12/06/31
(o)
................. 498 498,084
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.07%
,
02/14/31 ............ USD 783 $ 784,023
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.61%
,
05/26/31 . 283 284,051
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B , 05/27/31
(o)
....... 42 42,184
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.37%
,
06/20/30 ............ 653 656,357
Jones Deslauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.82%
,
03/15/30 . 132 132,088
Ryan Specialty Group LLC, 1st Lien Term Loan
B1 , 09/15/31
(o)
.................... 337 337,380
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
05/06/31 ....... 279 279,459
USI, Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR + 2.25%), 6.85%
,
09/27/30 ...... 212 210,990
USI, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR + 2.25%), 6.85%
,
11/21/29 ... 504 502,966
5,082,057
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
01/31/31
(a)
...... 339 338,033
IT Services — 0.6%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.71%
,
08/21/28 .................. 221 221,308
Asurion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.72%
,
12/23/26 .................. 61 60,766
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.72%
,
07/30/27 .................. 303 301,981
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
01/31/28 .................. 69 67,226
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
01/19/29 .................. 129 124,202
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
07/06/29 .................. 561 552,283
Epicor Software Corp., 1st Lien Term Loan E ,
05/30/31
(o)
...................... 573 576,166
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
06/27/31 ....... 57 56,964
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/30/31 ....... 402 401,363
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , 11/09/29
(o)
................ 141 141,096
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.35% , 07/27/28 .......... 83 31,281
(3-mo. CME Term SOFR at 1.00% Floor +
6.25%), 10.84% , 07/27/28 .......... 1 1,024

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
06/17/31 ............ USD 408 $ 407,643
Mitchell International, Inc., 2nd Lien Term Loan ,
06/07/32
(o)
...................... 84 82,898
Modena Buyer LLC, 1st Lien Term Loan ,
07/01/31
(o)
...................... 205 197,971
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B , 10/28/30
(o)
......... 42 42,243
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
07/16/31 ....... 266 267,490
Quartz Acquireco LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
06/28/30
(c)
........... 247 248,920
Sedgwick Claims Management Services, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.59%
,
07/31/31 . 757 760,639
4,543,464
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.46%
,
12/01/28 .. 40 38,751
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%
,
05/30/28 ............ 49 49,637
88,388
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.46%
,
11/08/27 ............. 8 8,092
Catalent Pharma Solutions, Inc., 1st Lien Term
Loan B3 , 02/22/28
(o)
................ 65 64,929
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.49%
,
07/01/30
(c)
........... 31 31,668
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 46 45,947
IQVIA, Inc., 1st Lien Term Loan B4 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.33%
,
01/02/31 .................. 127 127,480
Maravai Intermediate Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.62%
,
10/19/27 .. 88 87,781
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.33%
,
07/03/28 ............ 11 11,448
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
09/27/30 .................. 253 247,266
624,611
Machinery — 0.7%
(a)
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.05%
,
07/31/28 ............ 504 504,068
Albion Financing 3 SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.10%
,
08/17/29 ............ 224 225,835
Barnes Group, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
08/30/30 ............ 188 187,972
Security
Par (000)
Par (000) Value
Machinery (continued)
Chart Industries, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.09%
,
03/15/30 ............ USD 82 $ 82,126
Clark Equipment Co., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
04/20/29 ............ 85 85,437
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
05/15/28
(c)
........... 57 57,238
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
10/23/28 ............ 404 406,433
Generac Power Systems, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.34%
,
06/12/31
(c)
...... 100 100,249
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
02/15/29 .. 650 654,852
Innio North America Holding, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.90%
,
11/02/28 ....... 149 149,902
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.89%
,
06/21/28 .................. 503 504,300
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.47%
,
10/04/28 .................. 75 75,659
Roper Industrial Products Investment Co. LLC,
1st Lien Term Loan D , 11/22/29
(o)
....... 497 497,962
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
04/05/29 .................. 299 301,370
TK Elevator Midco GmbH, 1st Lien Term Loan
C , (6-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.59%
,
04/30/30 ............ 803 808,480
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.19%
,
03/02/27 ............ 409 409,093
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 99 61,933
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.80%
,
01/27/31 ............ 214 214,417
Westinghouse (Wec US Hldngs, Inc.), 1st Lien
Term Loan , (1-mo. CME Term SOFR +
2.25%), 6.80%
,
10/01/31 ............ 15 15,054
5,342,380
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.16%
,
08/15/28 ............ 262 209,609
Charter Communications Operating LLC, 1st
Lien Term Loan B4 , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.59%
,
12/09/30 . 85 85,184
Charter Communications Operating LLC, 1st
Lien Term Loan B5 , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.78%
,
12/15/31 . 148 147,856
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.47%
,
08/23/28 .. 48 48,126

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
04/15/27 ............ USD 372 $ 343,008
DIRECTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.85%
,
08/02/27 ............ 60 60,198
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
08/30/30 ....... 59 58,935
Fleet Midco I Ltd., 1st Lien Term Loan B2 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.58%
,
02/21/31
(c)
........... 62 62,154
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
05/23/29 ............ 35 32,881
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.00%), 9.36%
,
06/30/28 ....... 122 123,262
Sinclair Television Group, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.21%
,
04/23/29 ....... 36 29,025
Speedster Bidco GmbH, 1st Lien Term Loan B ,
10/17/31
(o)
...................... 376 376,628
Ziggo Financing Partnership, 1st Lien Term
Loan I , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.01%
,
04/28/28 ....... 78 77,581
1,654,447
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.57%
,
11/22/30 ............. 70 69,658
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.38%
,
12/21/28 ....... 480 481,262
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 7.09%
,
10/04/30 ....... 17 16,849
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.96%
,
09/19/29 ....... 43 43,156
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.59%
,
10/30/28 ............ 178 169,981
Oryx Midstream Services Permian Basin LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.51%
,
10/05/28 . 226 226,639
1,007,545
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
04/20/28 ............ 147 150,315
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 2.00%),
6.34%
,
03/21/31 .................. 362 362,664
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.17% , 01/29/27 .......... 129 128,586
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.26% , 02/07/28 .......... 358 358,897
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.96% , 06/04/29 .......... 202 202,128
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 9.85%
,
08/13/29 ............ USD 126 $ 126,497
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.63%
,
02/24/31 ............ 214 214,774
1,543,861
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.86%
,
05/04/28 ....... 198 203,133
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(o)
...................... 159 154,414
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.40%
,
08/02/27 ............ 200 199,592
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.82%
,
05/05/28 ........... 570 571,475
Organon & Co., 1st Lien Term Loan , (12-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.74%
,
05/19/31 .................. 201 200,810
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
04/20/29 ............ 152 152,669
Precision Medicine Group LLC, 1st Lien Term
Loan , 11/18/27
(o)
.................. 132 131,348
1,613,441
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.97%
,
02/04/28 .................. 196 196,756
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
09/29/31 ............ 289 287,795
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.97%
,
06/04/29 ...... 130 126,100
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
06/02/28 .................. 410 404,512
Dayforce, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.09%
,
02/28/31
(c)
................. 433 435,064
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.59%
,
01/18/29 ....... 985 984,852
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
06/22/29 .................. 104 104,915
Fleetcor Technologies Operating Co. LLC, 1st
Lien Term Loan B , (12-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.95%
,
04/28/28 . 435 434,109
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
04/30/29 ............ 99 87,270
Maximus, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
05/30/31 .................. 104 104,541
Trans Union LLC, 1st Lien Term Loan B9 ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.35%
,
01/24/31 ............ 427 425,965

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
TransUnion LLC, 1st Lien Term Loan B8 ,
06/24/31
(o)
...................... USD 220 $ 219,031
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.32%
,
09/28/29 .. 199 198,787
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
11/26/31
(o)
...................... 72 72,180
4,081,877
Real Estate Management & Development — 0.0%
(a)(c)
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.61%
,
01/31/30 .. 42 42,314
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.36%
,
01/31/30 . 105 104,926
147,240
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.07%
,
07/06/29 .................. 179 180,283
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
08/17/29 ............ 405 406,179
586,462
Software — 1.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/24/31 ............ 592 597,284
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.09%
,
08/15/29 ............ 188 173,903
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.34%
,
07/30/31 ............ 205 206,515
Capstone Borrower, Inc., 1st Lien Term Loan B ,
06/17/30
(o)
...................... 101 101,404
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.72%
,
09/21/28 ....... 453 454,767
Cloud Software Group, Inc., 1st Lien Term Loan
B , 03/21/31
(o)
.................... 498 499,246
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.02%
,
03/30/29 .. 761 762,530
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
11/03/31 ............. 719 726,190
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
06/26/31 ............ 108 104,229
E2open LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
02/04/28 .................. 30 29,881
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
10/09/29
(o)
...................... 413 415,483
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
11/15/32 ............. 87 88,450
Flexera Software LLC, 1st Lien Term Loan B3 ,
03/03/28
(o)
...................... 100 100,563
Gen Digital, Inc., 1st Lien Term Loan B ,
09/12/29
(o)
...................... 551 549,170
Security
Par (000)
Par (000) Value
Software (continued)
Genesys Cloud Services Holdings II LLC, 1st
Lien Term Loan B , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.36%
,
12/01/27 . USD 584 $ 588,335
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
10/27/28 .................. 610 611,942
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.80%
,
03/01/29 .................. 429 428,534
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.82%
,
05/03/28 .................. 258 257,773
Planview Parent, Inc., 1st Lien Term Loan
A , (3-mo. CME Term SOFR + 3.50%),
7.83%
,
12/17/27 .................. 28 28,098
Project Sky Merger Sub, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21% , 10/09/28 .......... 459 456,646
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46% , 10/10/29 .......... 83 81,236
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
08/31/28 .................. 706 708,540
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.59%
,
04/24/28 .................. 411 409,683
Sabre GLBL, Inc., 1st Lien Term Loan B1
(o)
12/17/27 ....................... 33 32,094
11/15/29 ....................... 152 151,173
Sabre GLBL, Inc., 1st Lien Term Loan B2
12/17/27
(o)
...................... 19 18,253
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.46% , 06/30/28 .......... 8 8,084
11/15/29
(c) (o)
..................... 46 44,854
SS&C Technologies, Inc., 1st Lien Term Loan ,
05/09/31
(o)
...................... 466 466,584
Thunder Generation Funding LLC, 1st Lien
Term Loan , 09/26/31
(o)
.............. 126 126,511
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
02/10/31 .................. 703 707,634
Voyage Australia Pty. Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.38%
,
07/20/28 ............ 21 21,067
VS Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.12%
,
04/14/31 .................. 534 537,716
10,494,372
Specialty Retail — 0.1%
(a)
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
04/23/31 ....... 133 133,870
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.50%), 7.86%
,
05/04/28 .. 344 345,757
Peer Holding III BV, Facility 1st Lien Term Loan
B5 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
07/01/31 ........... 75 75,304
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/11/28 .................. 136 135,634

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97% , 10/20/28 .......... USD 71 $ 70,596
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.71% , 10/20/28 .......... 50 49,703
810,864
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.11%
,
03/08/30
(a) (c)
.......... 13 13,099
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
05/19/28 ....... 135 135,594
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.34%
,
07/27/28 .................. 264 264,356
Core & Main LP, 1st Lien Term Loan E ,
02/10/31
(o)
...................... 419 419,359
Foundation Building Materials, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 385 378,821
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
06/17/31 ............ 51 51,231
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
05/13/30 ............ 75 75,502
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.59%
,
06/29/29 ............ 83 43,868
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
11/30/30 ............. 91 90,980
1,459,711
Transportation Infrastructure — 0.2%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.22% , 09/22/28 .......... 411 412,486
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86% , 09/22/28 .......... 239 240,336
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
07/01/31 ............ 322 322,662
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 7.09% - 7.09%
,
07/01/31 ..... 408 408,879
OLA Netherlands BV, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
6.25%), 10.92%
,
12/15/26
(c)
........... 122 120,947
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.08%
,
03/18/30 .................. 31 31,504
1,536,814
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.22%
,
05/01/28 ....... USD 82 $ 77,805
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
01/27/31 ............. 158 157,658
235,463
Total Floating Rate Loan Interests — 12 .4%
(Cost: $ 95,534,926 ) ............................... 94,950,832
Foreign Agency Obligations
Mexico — 0.5%
Petroleos Mexicanos
6.88% , 08/04/26 .................. 2,221 2,182,133
6.50% , 01/23/29 .................. 446 415,097
5.95% , 01/28/31 .................. 131 110,193
6.70% , 02/16/32 .................. 1,500 1,309,687
4,017,110
Saudi Arabia — 0.1%
Saudi Arabian Oil Co. , 5.25%
,
07/17/34
(b)
.... 375 369,960
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 4,307,230 ) ............................... 4,387,070
Foreign Government Obligations
Israel — 0.0%
State of Israel Government Bond , 5.38%
,
03/12/29 ....................... 271 270,407
Mexico — 0.1%
United Mexican States
5.00% , 05/07/29 .................. 200 193,125
3.50% , 02/12/34 .................. 517 411,500
604,625
Peru — 0.1%
Republic of Peru , 5.38%
,
02/08/35 ........ 415 398,400
Total Foreign Government Obligations — 0 .2%
(Cost: $ 1,319,525 ) ............................... 1,273,432
Shares
Shares
Investment Companies
(p)
BlackRock Allocation Target Shares - BATS
Series A ........................ 4,748,824 44,971,360
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 2,482,218 24,027,867
BlackRock GNMA Portfolio, Class K Shares .. 7,610,842 59,136,243
BlackRock High Equity Income Fund, Class K
Shares ......................... 1,292,160 36,051,261
iShares Core Dividend Growth ETF ....... 220,505 13,525,777
Total Investment Companies — 23 .2%
(Cost: $ 185,647,754 ) .............................. 177,712,508

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.2%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
.............. USD 687 $ 648,143
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(j)
....................... 294 297,054
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
214 208,936
Series 2022-9, Class A1, 6.79%, 12/25/67
(j)
578 582,508
Ellington Financial Mortgage Trust, Series 2021-
2, Class A1, 0.93%, 06/25/66
(a)
......... 109 88,810
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)
................. 753 724,650
J.P. Morgan Mortgage Trust, Series 2022-
DSC1, Class A1, 4.75%, 01/25/63
(a)
..... 714 683,659
MFA Trust
(j)
Series 2022-CHM1, Class A1, 3.88%,
09/25/56 ..................... 599 573,540
Series 2023-NQM2, Class A1, 4.40%,
03/25/68 ..................... 310 302,386
Mill City Mortgage Loan Trust
(j)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ..................... 119 118,896
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ..................... 185 185,830
OBX Trust
(j)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 ..................... 302 300,794
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 ..................... 153 153,558
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 ..................... 1,010 1,014,626
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................. 787 783,792
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(j)
........... 887 883,486
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(j)
...... 911 853,809
Verus Securitization Trust
(j)
Series 2022-3, Class A1, 4.13%, 02/25/67 . 544 512,304
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ..................... 762 765,986
9,682,767
Commercial Mortgage-Backed Securities — 2.2%
BAHA Trust, Series 2024-MAR, Class A, 6.17%,
12/10/41
(a) (b)
..................... 1,080 1,090,341
BHMS, Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.55%),
5.94%, 07/15/35
(a) (b)
................ 1,160 1,158,557
BOCA Commercial Mortgage Trust, Series
2024-BOCA, Class A, (1-mo. CME Term
SOFR at 1.92% Floor + 1.92%), 6.32%,
08/15/41
(a) (b)
..................... 520 522,273
BPR Trust, Series 2021-TY, Class A, (1-mo.
CME Term SOFR at 1.05% Floor + 1.16%),
5.56%, 09/15/38
(a) (b)
................ 400 398,531
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44 790 695,725
Series 2024-AIRC, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.09%, 08/15/39
(a)
............... 1,155 1,162,951
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.80%, 12/15/39
(a)
............... 340 340,105
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.94%, 06/15/37
(a)
............... USD 606 $ 606,905
CFSP Mortgage Trust, Series 2024-AHP1,
Class A, 6.50%, 04/15/37 ............ 385 369,476
CONE Trust, Series 2024-DFW1, Class A,
(1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 6.04%, 08/15/41
(a) (b)
.......... 200 201,000
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.28%,
08/15/34
(a) (b)
..................... 400 401,753
DBWF Mortgage Trust, Series 2024-LCRS,
Class A, (1-mo. CME Term SOFR at 1.74%
Floor + 1.74%), 6.14%, 04/15/37
(a) (b)
..... 640 640,399
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.94%,
12/15/39
(a) (b)
..................... 770 771,203
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.21%, 08/15/39
(a) (b)
................ 370 370,925
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class A, (1-mo. CME Term SOFR
at 0.89% Floor + 1.00%), 5.40%, 11/15/36
(a) (b)
400 398,665
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.24%, 10/15/41
(a) (b)
................ 770 774,088
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.94%, 05/15/37
(a) (b)
770 770,241
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 6.02%, 06/15/39
(a) (b)
770 770,241
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 6.11%, 12/15/39
(a) (b)
920 918,562
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.99%, 06/15/39
(a) (b)
................ 390 390,488
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.39%, 08/15/29
(a) (b)
................ 442 444,929
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.99%, 12/15/39
(a) (b)
................ 790 790,000
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.29%, 06/15/39
(a) (b)
................ 600 600,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.35%, 10/15/41
(a) (b)
................ 770 775,531
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.74%, 12/15/39
(a) (b)
770 769,519
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
...................... 510 511,293
16,643,701
Total Non-Agency Mortgage-Backed Securities — 3 .4%
(Cost: $ 26,149,497 ) ............................... 26,326,468

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(c) (d) (h)
........................ USD 15 $ —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(c) (d)
..................... 171 3,421
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc.
(d)
.............. 13 2,662
Total Preferred Securities — 0.0%
(Cost: $ 12,661 ) ................................. 6,083
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(c) (d)
....................... 394 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 93.8%
(Cost: $ 720,919,608 ) .............................. 717,121,782
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36%
(p) (r)
.................. 57,838,901 57,838,901
Total Short-Term Securities — 7 .6%
(Cost: $ 57,838,901 ) ............................... 57,838,901
Total Investments — 101 .4%
(Cost: $ 778,758,509 ) .............................. 774,960,683
Liabilities in Excess of Other Assets — (1.4) % ............. (10,484,000)
Net Assets — 100.0% ...............................
$ 764,476,683
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $291,481, representing less than 0.05% of its net assets as of period end, and an original cost of $234,343.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Perpetual security with no stated maturity date.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Convertible security.
(l)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 26,641,869 $ 31,197,032
(a)
$ — $ — $ — $ 57,838,901 57,838,901 $ 2,917,393 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ — —
(a)
— — — — — 2,073
(c)
—
BlackRock Allocation Target
Shares - BATS Series A .. 51,703,127 — (7,500,000) (520,184) 1,288,417 44,971,360 4,748,824 3,039,687 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. — 24,028,541 — — (674) 24,027,867 2,482,218 603,574 —
BlackRock GNMA Portfolio,
Class K Shares ........ 58,424,382 2,271,565 — — (1,559,704) 59,136,243 7,610,842 2,271,557 —
BlackRock High Equity Income
Fund, Class K Shares ... 24,918,753 13,721,776 (2,502,487) 191,256 (278,037) 36,051,261 1,292,160 2,446,980 3
BlackRock High Yield Bond
Portfolio, Class K Shares
(b)
1,492 — (1,485) 42 (49) — — — —
iShares Core Dividend Growth
ETF ................ 23,687,904 43,959,269 (58,180,512) 5,860,552 (1,801,436) 13,525,777 220,505 469,955 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
... 14,839,997 — (14,838,642) 62,001 (63,356) — — 36,891 —
$ 5,593,667 $ (2,414,839) $ 235,551,409 $ 11,788,110 $ 3
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 321 03/06/25 $ 44,370 $ (1,226,805)
U.S. Treasury 10-Year Note ................................................... 2,338 03/20/25 254,258 (1,809,689)
U.S. Treasury 5-Year Note .................................................... 360 03/31/25 38,270 (146,816)
(3,183,310)
Short Contracts
GBP Currency ............................................................ 156 03/17/25 12,190 243,263
JPY Currency ............................................................ 9 03/17/25 721 31,415
S&P 500 E-Mini Index ....................................................... 45 03/21/25 13,355 258,110
532,788
$ (2,650,522)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 % Quarterly 12/20/29 USD 1,492 $ (117,309) $ (103,274) $ (14,035)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 4,064 (92,066) (91,521) (545)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1 .00 Quarterly 12/20/29 USD 362 (8,201) (8,123) (78)
$ (217,576) $ (202,918) $ (14,658)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Energy Transfer LP .... 1 .00 % Quarterly 06/20/29 BBB USD 170 $ 3,208 $ 2,612 $ 596
Verizon Communications,
Inc. ............. 1 .00 Quarterly 06/20/29 BBB+ USD 380 6,856 6,783 73
$ 10,064 $ 9,395 $ 669
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DR Horton, Inc. ........... 1 .00 % Quarterly Bank of America NA 12/20/29 USD 170 $ (3,782) $ (3,758) $ (24)
DR Horton, Inc. ........... 1 .00 Quarterly Barclays Bank plc 12/20/29 USD 400 (8,900) (8,475) (425)
$ – $ – $ –
$ (12,682) $ (12,233) $ (449)
$ – $ – $ –

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1 .00 % Quarterly Bank of America NA 06/20/29 BBB USD 39 $ 672 $ 560 $ 112
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 672 562 110
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 3,135 2,368 767
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 843 637 206
Broadcom, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 183 5,341 3,633 1,708
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 102 2,977 2,030 947
Broadcom, Inc. ....... 1 .00 Quarterly Citibank NA 06/20/29 BBB USD 102 2,977 2,030 947
Energy Transfer LP .... 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB USD 390 7,359 6,008 1,351
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 11,811 11,190 621
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 8,461 7,879 582
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 13,415 12,635 780
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 5,541 5,247 294
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 5,103 4,697 406
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 5,103 4,727 376
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 4,781 4,490 291
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 641 409 232
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 420 314 106
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 641 577 64
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 420 347 73
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 183 2,020 1,580 440
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 41 452 260 192
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 61 674 557 117
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 79 1,576 1,320 256
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 2,194 1,917 277
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 269 47,381 40,656 6,725
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,624 1,496 128
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 2,219 2,269 (50)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 13,875 13,059 816
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 2,688 2,693 (5)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 7,867 7,857 10
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 2,021 2,024 (3)
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 78 1,576 1,146 430
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 201 4,062 3,260 802
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 2,223 1,829 394
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 64 (241) (666) 425
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 26 (98) (271) 173
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 40 (96) (262) 166
$ 172,330 $ 151,064 $ 21,266
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 03/20/25 USD 300 $ 8,526 $ (1,640) $ 10,166
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/25 USD 2,000 75,381 (3,466) 78,847
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination Barclays Bank plc 06/20/25 USD 300 (151) (3,071) 2,920
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/25 USD 1,625 47,261 (12,884) 60,145
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 1,500 1,648 (15,094) 16,742
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 1,803 (15,564) 17,367
$ 134,468 $ (51,719) $ 186,187
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 9,395 $ (202,918) $ 669 $ (14,658)
OTC Swaps ................................................................... 152,263 (65,151) 207,511 (507)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 258,110 $ 274,678 $ — $ — $ 532,788
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 669 — — — — 669
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 173,587 — — 186,187 — 359,774
$ — $ 174,256 $ 258,110 $ 274,678 $ 186,187 $ — $ 893,231
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 3,183,310 $ — $ 3,183,310
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 14,658 — — — — 14,658
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 13,939 — — 51,719 — 65,658
$ — $ 28,597 $ — $ — $ 3,235,029 $ — $ 3,263,626
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 39,683 $ 39,115 $ (4,532,339) $ — $ (4,453,541)
Options purchased
(a)
..................... — (23,308) (483,059) — — — (506,367)
Options written ........................ — 9,925 292,872 — — — 302,797
Swaps .............................. — (158,914) — — (36,838) — (195,752)
$ — $ (172,297) $ (150,504) $ 39,115 $ (4,569,177) $ — $ (4,852,863)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 151,228 $ 627,530 $ (9,497,348) $ — $ (8,718,590)
Swaps .............................. — 13,330 — — 186,187 — 199,517
$ — $ 13,330 $ 151,228 $ 627,530 $ (9,311,161) $ — $ (8,519,073)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 281,099,688
Average notional value of contracts — short ................................................................................. 20,328,707
Options
Average value of option contracts purchased ................................................................................ 5,958
Average value of option contracts written ................................................................................... 4,476
Average notional value of swaption contracts purchased ......................................................................... —
(a)
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 11,119,352
Average notional value — sell protection ................................................................................... 5,646,227
Total return swaps
Average notional value ............................................................................................... 5,825,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 78,660 $ 545,338
Swaps — centrally cleared .............................................................................. 4,078 —
Swaps — OTC
(a)
..................................................................................... 359,774 65,658
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 442,512 $ 610,996
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(82,738) (545,338)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 359,774 $ 65,658
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 111,541 $ (4,981) $ — $ — $ 106,560
Barclays Bank plc ................................ 50,797 (13,669) — — 37,128
BNP Paribas SA ................................. 138,992 (16,350) — — 122,642
Citibank NA .................................... 5,954 — — — 5,954
Deutsche Bank AG ............................... 5,624 — — — 5,624
JPMorgan Chase Bank NA .......................... 12,757 — — — 12,757
Morgan Stanley & Co. International plc .................. 34,109 (30,658) — — 3,451
$ 359,774 $ (65,658) $ — $ — $ 294,116
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 4,981 $ (4,981) $ — $ — $ —
Barclays Bank plc ................................ 13,669 (13,669) — — —
BNP Paribas SA ................................. 16,350 (16,350) — — —
Morgan Stanley & Co. International plc .................. 30,658 (30,658) — — —
$ 65,658 $ (65,658) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 106,583,350 $ 2,000,000 $ 108,583,350
Common Stocks
Aerospace & Defense .................................... 1,408,208 983,068 — 2,391,276
Banks ............................................... 2,450,850 1,393,754 — 3,844,604
Beverages ........................................... 1,420,462 1,464,005 — 2,884,467
Biotechnology ......................................... 1,793,881 — — 1,793,881
Broadline Retail ........................................ — — — —
Building Products ....................................... 1,357,655 — — 1,357,655
Capital Markets ........................................ 3,805,006 — — 3,805,006
Chemicals ............................................ 131,266 1,208,469 — 1,339,735
Commercial Services & Supplies ............................. 778,195 — 2,364 780,559
Communications Equipment ................................ 122,189 — — 122,189
Construction & Engineering ................................ 35,450 — — 35,450
Consumer Finance ...................................... 166,907 — — 166,907
Consumer Staples Distribution & Retail ........................ 1,460,411 — — 1,460,411
Containers & Packaging .................................. 353,777 — — 353,777
Distributors ........................................... 98,269 — — 98,269
Diversified REITs ....................................... 105,570 467,700 — 573,270
Diversified Telecommunication Services ........................ 920,109 1,158,828 — 2,078,937
Electric Utilities ........................................ 221,732 — — 221,732
Electrical Equipment ..................................... 2,401,964 — — 2,401,964
Electronic Equipment, Instruments & Components ................. 341,052 — — 341,052
Energy Equipment & Services .............................. 1,228,024 — — 1,228,024
Financial Services ...................................... 940,772 — 100,494 1,041,266
Ground Transportation ................................... 1,287,058 145 — 1,287,203
Health Care Equipment & Supplies ........................... 85,301 — — 85,301
Health Care Providers & Services ............................ 2,674,025 29,905 — 2,703,930
Health Care REITs ...................................... 926,323 291,644 — 1,217,967
Hotels, Restaurants & Leisure .............................. 150,274 — — 150,274
Household Durables ..................................... — 1,010,256 — 1,010,256
Independent Power and Renewable Electricity Producers ............ 8,340 — — 8,340
Industrial REITs ........................................ 671,917 520,216 — 1,192,133
Insurance ............................................ 1,334,383 1,127,081 — 2,461,464
Interactive Media & Services ............................... 3,972,626 — — 3,972,626
IT Services ........................................... 2,246,483 170,843 — 2,417,326
Machinery ............................................ 1,804,818 — — 1,804,818
Media ............................................... 146,354 — 57,054 203,408
Metals & Mining ........................................ 23,436 — — 23,436
Multi-Utilities .......................................... 1,102,231 — — 1,102,231
Office REITs .......................................... 304,281 — — 304,281
Oil, Gas & Consumable Fuels ............................... 1,111,879 1,313,073 — 2,424,952
Pharmaceuticals ....................................... 639,011 5,002,266 — 5,641,277
Professional Services .................................... 273,748 1,741,829 — 2,015,577
Real Estate Management & Development ....................... — 687,418 — 687,418
Residential REITs ....................................... 420,506 160,659 — 581,165
Retail REITs .......................................... 680,239 331,993 — 1,012,232
Semiconductors & Semiconductor Equipment .................... 5,786,468 2,405,004 — 8,191,472
Software ............................................. 7,194,074 — — 7,194,074
Specialized REITs ...................................... 2,070,512 162,931 — 2,233,443
Specialty Retail ........................................ 1,754,981 — — 1,754,981
Technology Hardware, Storage & Peripherals .................... 1,765,461 — — 1,765,461
Textiles, Apparel & Luxury Goods ............................ — 1,412,940 — 1,412,940
Tobacco ............................................. 1,405,207 — — 1,405,207
Trading Companies & Distributors ............................ 150,795 — — 150,795
Corporate Bonds

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ — $ 7,342,987 $ — $ 7,342,987
Air Freight & Logistics .................................... — 89,580 — 89,580
Automobile Components .................................. — 248,620 — 248,620
Automobiles .......................................... — 1,670,650 — 1,670,650
Banks ............................................... — 33,922,843 — 33,922,843
Beverages ........................................... — 148,890 — 148,890
Biotechnology ......................................... — 1,296,390 — 1,296,390
Building Products ....................................... — 67,303 — 67,303
Capital Markets ........................................ — 16,999,364 — 16,999,364
Chemicals ............................................ — 1,543,720 — 1,543,720
Commercial Services & Supplies ............................. — 410,725 — 410,725
Communications Equipment ................................ — 766,547 — 766,547
Consumer Finance ...................................... — 9,763,155 — 9,763,155
Containers & Packaging .................................. — 2,153,104 — 2,153,104
Diversified REITs ....................................... — 2,589,771 — 2,589,771
Diversified Telecommunication Services ........................ — 555,653 — 555,653
Electric Utilities ........................................ — 12,198,925 — 12,198,925
Financial Services ...................................... — 1,968,950 598,570 2,567,520
Gas Utilities ........................................... — 67,341 — 67,341
Ground Transportation ................................... — 2,152,346 — 2,152,346
Health Care Equipment & Supplies ........................... — 3,270,407 — 3,270,407
Health Care Providers & Services ............................ — 6,733,964 — 6,733,964
Health Care REITs ...................................... — 1,148,343 — 1,148,343
Hotels, Restaurants & Leisure .............................. — 417,728 — 417,728
Independent Power and Renewable Electricity Producers ............ — 534,143 — 534,143
Industrial Conglomerates .................................. — 603,023 — 603,023
Industrial REITs ........................................ — 281,989 — 281,989
Insurance ............................................ — 2,051,826 — 2,051,826
Interactive Media & Services ............................... — 2,207,689 — 2,207,689
Machinery ............................................ — 607,893 — 607,893
Media ............................................... — 4,662,044 — 4,662,044
Metals & Mining ........................................ — 2,407,135 — 2,407,135
Multi-Utilities .......................................... — 2,803,818 — 2,803,818
Oil, Gas & Consumable Fuels ............................... — 15,168,530 — 15,168,530
Paper & Forest Products .................................. — 200,062 — 200,062
Passenger Airlines ...................................... — 713,301 — 713,301
Pharmaceuticals ....................................... — 5,061,286 — 5,061,286
Professional Services .................................... — 871,818 — 871,818
Residential REITs ....................................... — 757,134 — 757,134
Retail REITs .......................................... — 664,549 — 664,549
Semiconductors & Semiconductor Equipment .................... — 4,216,467 204,522 4,420,989
Software ............................................. — 3,085,728 — 3,085,728
Specialized REITs ...................................... — 2,352,796 — 2,352,796
Specialty Retail ........................................ — 1,220,153 — 1,220,153
Technology Hardware, Storage & Peripherals .................... — 233,742 — 233,742
Tobacco ............................................. — 2,244,374 — 2,244,374
Trading Companies & Distributors ............................ — 2,131,670 — 2,131,670
Wireless Telecommunication Services ......................... — 3,773,374 — 3,773,374
Equity-Linked Notes ...................................... — 51,415,760 — 51,415,760
Fixed Rate Loan Interests
Health Care Technology .................................. — 172,968 — 172,968
Media ............................................... — — 58,950 58,950
Software ............................................. — — 313,000 313,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,694,395 — 3,694,395
Automobile Components .................................. — 1,641,156 — 1,641,156
Automobiles .......................................... — 137,653 — 137,653
Beverages ........................................... — 372,998 — 372,998
Biotechnology ......................................... — 414,478 — 414,478
Broadline Retail ........................................ — 668,957 99,781 768,738
Building Products ....................................... — 1,459,114 — 1,459,114
Capital Markets ........................................ — 2,085,461 23,173 2,108,634
Chemicals ............................................ — 4,077,265 235,094 4,312,359
Commercial Services & Supplies ............................. — 4,374,736 570,450 4,945,186
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ — $ 273,499 $ — $ 273,499
Construction & Engineering ................................ — 1,271,674 — 1,271,674
Construction Materials .................................... — 1,338,597 35,467 1,374,064
Consumer Staples Distribution & Retail ........................ — 298,778 — 298,778
Containers & Packaging .................................. — 980,304 — 980,304
Distributors ........................................... — 173,312 — 173,312
Diversified Consumer Services .............................. — 1,256,184 17,353 1,273,537
Diversified Telecommunication Services ........................ — 1,595,702 75,563 1,671,265
Electric Utilities ........................................ — 462,608 — 462,608
Electrical Equipment ..................................... — 299,404 — 299,404
Electronic Equipment, Instruments & Components ................. — 443,782 — 443,782
Entertainment ......................................... — 3,217,146 — 3,217,146
Financial Services ...................................... — 3,650,333 — 3,650,333
Food Products ......................................... — 1,006,402 — 1,006,402
Gas Utilities ........................................... — 85,712 — 85,712
Ground Transportation ................................... — 1,023,472 — 1,023,472
Health Care Equipment & Supplies ........................... — 582,869 — 582,869
Health Care Providers & Services ............................ — 3,629,114 62,479 3,691,593
Health Care Technology .................................. — 2,410,779 — 2,410,779
Hotel & Resort REITs .................................... — 127,154 — 127,154
Hotels, Restaurants & Leisure .............................. — 6,438,473 263,499 6,701,972
Household Durables ..................................... — 1,365,535 — 1,365,535
Household Products ..................................... — 45,700 — 45,700
Independent Power and Renewable Electricity Producers ............ — 522,411 — 522,411
Industrial Conglomerates .................................. — 938,687 — 938,687
Insurance ............................................ — 5,082,057 — 5,082,057
Interactive Media & Services ............................... — 338,033 — 338,033
IT Services ........................................... — 4,294,544 248,920 4,543,464
Leisure Products ....................................... — 88,388 — 88,388
Life Sciences Tools & Services .............................. — 592,943 31,668 624,611
Machinery ............................................ — 5,184,893 157,487 5,342,380
Media ............................................... — 1,592,293 62,154 1,654,447
Oil, Gas & Consumable Fuels ............................... — 1,007,545 — 1,007,545
Passenger Airlines ...................................... — 1,543,861 — 1,543,861
Pharmaceuticals ....................................... — 1,613,441 — 1,613,441
Professional Services .................................... — 3,646,813 435,064 4,081,877
Real Estate Management & Development ....................... — — 147,240 147,240
Semiconductors & Semiconductor Equipment .................... — 586,462 — 586,462
Software ............................................. — 10,449,518 44,854 10,494,372
Specialty Retail ........................................ — 810,864 — 810,864
Textiles, Apparel & Luxury Goods ............................ — — 13,099 13,099
Trading Companies & Distributors ............................ — 1,459,711 — 1,459,711
Transportation Infrastructure ............................... — 1,415,867 120,947 1,536,814
Wireless Telecommunication Services ......................... — 235,463 — 235,463
Foreign Agency Obligations ................................. — 4,387,070 — 4,387,070
Foreign Government Obligations .............................. — 1,273,432 — 1,273,432
Investment Companies .................................... 177,712,508 — — 177,712,508
Non-Agency Mortgage-Backed Securities ........................ — 26,326,468 — 26,326,468
Other Interests .......................................... — — — —
Preferred Securities
Commercial Services & Supplies ............................. — — 3,421 3,421
Machinery ............................................ — 2,662 — 2,662
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 57,838,901 — — 57,838,901
Unfunded Floating Rate Loan Interests
(a)
........................... — 246 — 246
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (2) — (2)
$ 297,083,889 $ 471,894,371 $ 5,982,667 $ 774,960,927
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 21,993 $ — $ 21,993
Equity contracts ........................................... 258,110 — — 258,110
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2024
BlackRock Managed Income Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ 274,678 $ — $ — $ 274,678
Interest rate contracts ....................................... — 186,187 — 186,187
Liabilities
Credit contracts ........................................... — (15,165) — (15,165)
Interest rate contracts ....................................... (3,183,310) — — (3,183,310)
$ (2,650,522) $ 193,015 $ — $ (2,457,507)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
December 31, 2024

Statement of Assets and Liabilities
BlackRock
Managed
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 539,409,274
Investments, at value — affiliated
(b)
.......................................................................................... 235,551,409
Cash ............................................................................................................. 753,279
Cash pledged: –
Futures contracts .................................................................................................... 6,712,000
Centrally cleared swaps ................................................................................................ 128,866
Foreign currency, at value
(c)
............................................................................................... 360,873
Receivables: –
Investments sold .................................................................................................... 912,866
Capital shares sold ................................................................................................... 289,928
Dividends — unaffiliated ............................................................................................... 72,698
Dividends — affiliated ................................................................................................. 1,049,230
Interest — unaffiliated ................................................................................................. 4,360,143
From the Manager ................................................................................................... 72,262
Variation margin on futures contracts ....................................................................................... 78,660
Variation margin on centrally cleared swaps .................................................................................. 4,078
Swap premiums paid ................................................................................................... 152,263
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 207,511
Unfunded floating rate loan interests ....................................................................................... 246
Prepaid e xpenses ..................................................................................................... 79,708
Total a ssets .........................................................................................................
790,195,294
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 20,911,765
Capital shares redeemed ............................................................................................... 3,352,989
Income dividend distributions ............................................................................................ 70,785
Interest expense .................................................................................................... 950
Investment advisory fees .............................................................................................. 187,724
Trustees' and Officer's fees ............................................................................................. 949
Other affiliate fees ................................................................................................... 109
Professional fees .................................................................................................... 94,857
Service and distribution fees ............................................................................................. 81,662
Variation margin on futures contracts ....................................................................................... 545,338
Other accrued expenses ............................................................................................... 405,823
Swap premiums received ................................................................................................ 65,151
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 507
Unfunded floating rate loan interests ....................................................................................... 2
Total li abilities ........................................................................................................
25,718,611
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 764,476,683
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 850,999,374
Accumulated loss ..................................................................................................... (86,522,691)
NET ASSETS ........................................................................................................
$ 764,476,683
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 535,271,854
(b)
  Investments, at cost — affiliated ................................................................................... $ 243,486,655
(c)
  Foreign currency, at cost ....................................................................................... $ 362,237
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2024
2024
BlackRock Annual Financial Statements and Additional Information

BlackRock
Managed
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 378,123,300
Shares outstanding ...................................................................................................
40,571,212
Net asset value .....................................................................................................
$ 9.32
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 292,448,792
Shares outstanding ...................................................................................................
31,370,370
Net asset value .....................................................................................................
$ 9.32
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 19,338,220
Shares outstanding ...................................................................................................
2,072,497
Net asset value .....................................................................................................
$ 9.33
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 74,566,371
Shares outstanding ...................................................................................................
7,978,751
Net asset value .....................................................................................................
$ 9.35
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
See notes to financial statements.

Statement of Operations
Year Ended December 31, 2024

Statement of Operations
See notes to financial statements.
BlackRock
Managed
Income Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,117,241
Dividends — affiliated ................................................................................................. 11,786,037
Interest — unaffiliated ................................................................................................. 32,183,333
Securities lending income — affiliated — net ................................................................................. 2,073
Foreign taxes withheld ................................................................................................ (90,252)
Foreign withholding tax claims ........................................................................................... 31,989
Total investment income .................................................................................................
46,030,421
EXPENSES
Investment advisory .................................................................................................. 2,646,031
Service and distribution — class specific .................................................................................... 952,291
Transfer agent — class specific .......................................................................................... 504,801
Accounting services .................................................................................................. 427,304
Administration ..................................................................................................... 314,904
Professional ....................................................................................................... 193,400
Administration — class specific .......................................................................................... 151,202
Registration ....................................................................................................... 94,967
Custodian ......................................................................................................... 85,577
Printing and postage ................................................................................................. 66,443
Trustees and Officer .................................................................................................. 11,066
Miscellaneous ...................................................................................................... 106,451
Total expenses excluding interest expense .....................................................................................
5,554,437
Interest expense .................................................................................................... 5,776
Total expenses .......................................................................................................
5,560,213
Less: –
Administration fees waived ............................................................................................. (314,904)
Administration fees waived by the Manager — class specific ....................................................................... (151,182)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,154,580)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (163,056)
Total expenses after fees waived and/or reimbursed ..............................................................................
3,776,491
Net investment income ..................................................................................................
42,253,930
REALIZED AND UNREALIZED GAIN (LOSS) $ (5,630,691)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 6,761,063
Investments — affiliated ............................................................................................. 5,593,667
Capital gain distributions from underlying funds — affiliated ...................................................................... 3
Foreign currency transactions ......................................................................................... 25,731
Futures contracts .................................................................................................. (4,453,541)
Options written ................................................................................................... 302,797
Swaps ......................................................................................................... (195,752)
A
8,033,968
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (2,723,684)
Investments — affiliated ............................................................................................. (2,414,839)
Foreign currency translations .......................................................................................... (7,307)
Futures contracts .................................................................................................. (8,718,590)
Swaps ......................................................................................................... 199,517
Unfunded floating rate loan interests ..................................................................................... 244
A
(13,664,659)
Net realized and unrealized loss ............................................................................................
(5,630,691)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 36,623,239

Statements of Changes in Net Assets

2024
BlackRock Annual Financial Statements and Additional Information

BlackRock Managed Income Fund
Year Ended
12/31/24
Year Ended
12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 42,253,930  $ 37,411,561
Net realized gain (loss) .............................................................................. 8,033,968  (36,491,376)
Net change in unrealized appreciation (depreciation) .......................................................... (13,664,659) 70,640,249
Net increase in net assets resulting from operations ............................................................. 36,623,239  71,560,434
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (20,706,368) (17,308,536)
Investor A ...................................................................................... (16,136,537) (15,115,111)
Investor C ...................................................................................... (948,778) (901,543)
Class K ....................................................................................... (4,157,883) (3,877,758)
Decrease in net assets resulting from distributions to shareholders ................................................... (41,949,566) (37,202,948)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 29,047,112  (60,513,230)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 23,720,785  (26,155,744)
Beginning of year .................................................................................... 740,755,898  766,911,642
End of year ........................................................................................
$ 764,476,683  $ 740,755,898
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Net investment income
(a)
....................................
0 .54  0 .47  0 .38  0 .33  0 .35
Net realized and unrealized gain (loss) ...........................
( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24  0 .21
Net increase (decrease) from investment operations ................... 0.47  0.90  (0.96) 0.57  0.56
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .53 ) ( 0 .47 ) ( 0 .39 ) ( 0 .34 ) ( 0 .34 )
From net realized gain ...................................... —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................................... (0.53) (0.47) (0.40) (0.54) (0.36)
Net asset value, end of year .................................. $ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Total Return
(c)
Based on net asset value ..................................... 5.14% 10.31% (9.27)% 5.61% 5.78%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.63% 0.63% 0.60% 0.61% 0.62%
Total expenses after fees waived and/or reimbursed ...................
0.38% 0.39% 0.41% 0.40% 0.38%
Net investment income ......................................
5.71% 5.12% 4.06% 3.17% 3.51%
Supplemental Data
Net assets, end of year (000) ................................... $ 378,123  $ 342,754  $ 340,824  $ 447,218  $ 317,679
Portfolio turnover rate
(e)
....................................... 80% 65% 60% 45% 76%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 120% 95% 103% 88% 94%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 9.38  $ 8.95  $ 10.31  $ 10.28  $ 10.08
Net investment income
(a)
....................................
0 .52  0 .44  0 .36  0 .30  0 .32
Net realized and unrealized gain (loss) ...........................
( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24  0 .22
Net increase (decrease) from investment operations ................... 0.45  0.87  (0.98) 0.54  0.54
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .51 ) ( 0 .44 ) ( 0 .37 ) ( 0 .31 ) ( 0 .32 )
From net realized gain ...................................... —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................................... (0.51) (0.44) (0.38) (0.51) (0.34)
Net asset value, end of year .................................. $ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Total Return
(c)
Based on net asset value ..................................... 4.88% 10.03% (9.51)% 5.36% 5.51%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.85% 0.83% 0.81% 0.82% 0.83%
Total expenses after fees waived and/or reimbursed ...................
0.63% 0.64% 0.66% 0.65% 0.62%
Net investment income ......................................
5.46% 4.87% 3.83% 2.91% 3.27%
Supplemental Data
Net assets, end of year (000) ................................... $ 292,449  $ 303,048  $ 322,849  $ 401,138  $ 261,322
Portfolio turnover rate
(e)
....................................... 80% 65% 60% 45% 76%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 120% 95% 103% 88% 94%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 9.39  $ 8.96  $ 10.31  $ 10.29  $ 10.09
Net investment income
(a)
....................................
0 .44  0 .38  0 .29  0 .23  0 .25
Net realized and unrealized gain (loss) ...........................
( 0 .06 ) 0 .42  ( 1 .33 ) 0 .23  0 .21
Net increase (decrease) from investment operations ................... 0.38  0.80  (1.04) 0.46  0.46
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .44 ) ( 0 .37 ) ( 0 .30 ) ( 0 .24 ) ( 0 .24 )
From net realized gain ...................................... —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................................... (0.44) (0.37) (0.31) (0.44) (0.26)
Net asset value, end of year .................................. $ 9.33  $ 9.39  $ 8.96  $ 10.31  $ 10.29
Total Return
(c)
Based on net asset value ..................................... 4.11% 9.18% (10.12)% 4.50% 4.72%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.61% 1.60% 1.59% 1.59% 1.60%
Total expenses after fees waived and/or reimbursed ...................
1.38% 1.39% 1.41% 1.40% 1.37%
Net investment income ......................................
4.71% 4.12% 3.08% 2.18% 2.54%
Supplemental Data
Net assets, end of year (000) ................................... $ 19,338  $ 21,541  $ 23,296  $ 29,565  $ 26,419
Portfolio turnover rate
(e)
....................................... 80% 65% 60% 45% 76%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 120% 95% 103% 88% 94%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Net asset value, beginning of year ..............................
$ 9.41  $ 8.98  $ 10.33  $ 10.30  $ 10.11
Net investment income
(a)
....................................
0 .55  0 .47  0 .39  0 .34  0 .36
Net realized and unrealized gain (loss) ...........................
( 0 .07 ) 0 .43  ( 1 .33 ) 0 .23  0 .20
Net increase (decrease) from investment operations ................... 0.48  0.90  (0.94) 0.57  0.56
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .54 ) ( 0 .47 ) ( 0 .40 ) ( 0 .34 ) ( 0 .35 )
From net realized gain ...................................... —  —  ( 0 .01 ) ( 0 .20 ) ( 0 .02 )
Total distributions ........................................... (0.54) (0.47) (0.41) (0.54) (0.37)
Net asset value, end of year .................................. $ 9.35  $ 9.41  $ 8.98  $ 10.33  $ 10.30
Total Return
(c)
Based on net asset value ..................................... 5.19% 10.35% (9.10)% 5.66% 5.72%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.55% 0.54% 0.52% 0.52% 0.52%
Total expenses after fees waived and/or reimbursed ...................
0.33% 0.34% 0.36% 0.35% 0.33%
Net investment income ......................................
5.76% 5.17% 4.13% 3.22% 3.58%
Supplemental Data
Net assets, end of year (000) ................................... $ 74,566  $ 73,413  $ 79,942  $ 102,690  $ 83,808
Portfolio turnover rate
(e)
....................................... 80% 65% 60% 45% 76%
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Portfolio turnover rate (including equity-linked notes) ................................... 120% 95% 103% 88% 94%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Managed Income Focus Financial Partners LLC, Delayed Draw 1st Lien Term Loan $ 23,555 $ 23,555 $ 23,752 $ 197
Managed Income Grant Thornton Advisors LLC, Delayed Draw 1st Lien Term Loan . 3,023 3,023 3,021 (2)
Managed Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 6,914 6,879 6,925 46
Managed Income Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 4,483 4,472 4,475 3
$ 244

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The
Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL")
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and
BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  December 31, 2024 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended December 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 747,376
Investor C ........................................................................................................ 204,915
$ 952,291
Average Daily Net Assets Administration Fees
First $500 million 0 .0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 72,765 $ 59,790 $ 4,098 $ 14,549 $ 151,202
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 707 $ 2,939 $ 457 $ 235 $ 4,338
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 327,922 $ 160,157 $ 13,881 $ 2,841 $ 504,801

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other Fees: For the year  ended  December 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $8,610 .
For the year ended December 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024 , the amount waived was $ 43,214 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2024, the Manager waived $433,768 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (“expense limitation”) through June 30, 2025. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $677,598 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the year ended December 31, 2024, the amount was $314,904.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by Manager—class specific, respectively, in the Statement of Operations. For the year ended December 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions
Investor A $ 16,501
Investor C 708
Institutional .............................................................................................................
0 .09%
Investor A ..............................................................................................................
0 .09
Investor C ..............................................................................................................
0 .09
Class K ...............................................................................................................
0 .04
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 72,764 $ 145,928
Investor A ..................................................................................... 59,771 10,653
Investor C ..................................................................................... 4,098 3,634
Class K ...................................................................................... 14,549 2,841
$ 151,182 $ 163,056

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2024, the Fund paid BIM $397 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees . For the year  ended December 31, 2024 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, excluding short-term securities and equity-linked notes, were $526,692,512 and $539,040,748, respectively
For the year ended December 31, 2024, purchases and sales related to equity-linked notes were $314,841,199 and $299,526,744, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
Purchases ............................................................................................................... $ 41,887
Sales ................................................................................................................... 22,896
Net Realized Gain .......................................................................................................... 1,922

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to the reclassification of distributions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a) Amounts available to offset future realized capital gains.
(b) The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and classification of investments.
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Managed Income ........................................................................... $ (3) $ 3
Fund Name
Year Ended
12/31/24
Year Ended
12/31/23
Managed Income
Ordinary income ...................................................................................... $ 41,949,566 $ 37,202,948
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Managed Income ......................................................... $ 1,649,587 $ (83,581,719) $ (4,590,559) $ (86,522,691)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Managed Income ................................................. $ 779,580,635 $ 14,513,637 $ (19,101,743) $ (4,588,106)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements and Additional Information

industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

Notes to Financial Statements
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/24
Year Ended
12/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
11,076,065 $ 104,427,314 13,818,510 $ 126,148,136
Shares issued in reinvestment of distributions ........................
2,191,757 20,675,502 1,869,945 17,048,030
Shares redeemed .........................................
(9,230,106) (87,194,171) (17,228,745) (156,725,602)
4,037,716 $ 37,908,645 (1,540,290) $ (13,529,436)
Investor A
Shares sold and automatic conversion of shares .......................
6,805,250 $ 64,279,186 6,240,758 $ 57,015,347
Shares issued in reinvestment of distributions ........................
1,704,186 16,076,012 1,653,646 15,078,108
Shares redeemed .........................................
(9,430,223) (88,858,315) (11,660,675) (106,207,705)
(920,787) $ (8,503,117) (3,766,271) $ (34,114,250)
Investor C
Shares sold .............................................
178,693 $ 1,695,174 253,178 $ 2,319,275
Shares issued in reinvestment of distributions ........................
100,242 946,292 98,617 899,781
Shares redeemed and automatic conversion of shares ..................
(499,478) (4,712,526) (658,525) (6,029,834)
(220,543) $ (2,071,060) (306,730) $ (2,810,778)
Class K
Shares sold .............................................
1,362,140 $ 12,904,915 1,131,375 $ 10,340,153
Shares issued in reinvestment of distributions ........................
399,476 3,777,835 386,068 3,530,369
Shares redeemed .........................................
(1,586,514) (14,970,106) (2,620,340) (23,929,288)
175,102 $ 1,712,644 (1,102,897) $ (10,058,766)
3,071,488 $ 29,047,112 (6,716,188) $ (60,513,230)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements and Additional Information

To the Shareholders of BlackRock Managed Income Fund and the Board of Trustees of BlackRock Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Income Fund of BlackRock Funds II (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2024
:
The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:
Fund Name
Qualified Dividend
Income
Managed Income ................................................................................................... $ 3,299,657
Fund Name
Qualified Business
Income
Managed Income ................................................................................................... $ 140,466
Fund Name Federal Obligation Interest
Managed Income ................................................................................................... $ 1,746,494
Fund Name
Dividends-Received
Deduction
Managed Income ................................................................................................... 4 .26%
Fund Name Interest Dividends
Managed Income ................................................................................................... $ 32,415,663
Fund Name
Interest-Related
Dividends
Managed Income ................................................................................................... $ 21,265,589

Additional Information
2024
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2024
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: February 25, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 25, 2025